SCUDDER
                                                                     INVESTMENTS



                               Money Market Funds



Prospectus


--------------------------------------------------------------------------------
                             October 1, 2001
--------------------------------------------------------------------------------
                          |
                          |  Scudder Cash Investment Trust
                          |  Class AARP and Class S Shares
                          |
                          |  Scudder Money Market Series
                          |  Premium Class AARP Shares
                          |  Premium Class S Shares
                          |  Prime Reserve Class AARP Shares
                          |  Prime Reserve Class S Shares
                          |
                          |  Scudder Tax-Free Money Fund
                          |  Class AARP and Class S Shares
                          |
                          |  Scudder U.S. Treasury Money Fund
                          |  Class AARP and Class S Shares


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                      How to Invest in the Funds

     4  Scudder Cash Investment Trust       35  How to Buy, Sell and Exchange
                                                Class AARP Shares
     8  Scudder Money Market Series
                                            37  How to Buy, Sell and Exchange
    12  Scudder Tax-Free Money Fund             Class S Shares

    16  Scudder U.S. Treasury Money         39  Policies You Should Know
        Fund                                    About

    20  Other Policies and Risks            45  Understanding Distributions
                                                and Taxes
    21  Who Manages and Oversees
        the Funds

    24  Financial Highlights

  How the Funds Work

  These funds are money funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.

  Taken as a group, they represent a spectrum of approaches to money fund investing. One fund invests for income that is free from regular federal income taxes. Each fund follows its own goal.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices aren't guaranteed, so be aware that you could lose money.

  This prospectus offers classes of shares for each of the funds described. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

  You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                   |  Class AARP     Class S
                                                   |
                                    ticker symbol  |  AITXX          SCTXX
                                      fund number  |  165            065

  Scudder Cash Investment Trust
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to maintain stability of capital and, consistent with that, to maintain liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The fund may buy securities from many types of issuers, including the U.S. government, banks, corporations, and municipalities. However, everything the fund buys must meet the rules for money market fund investments (see below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund invests in certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors.

The managers could be wrong in their analysis of interest rate trends or credit quality, and this could affect performance.

The counterparty to a repurchase agreement or other transaction could default on its obligations.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund, a broadly diversified money fund with an emphasis on credit quality, could serve investors who want a money fund that's designed to offer a high level of stability.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the class's returns over different periods average out. The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Cash Investment Trust
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


  1991        5.96
  1992        3.51
  1993        2.58
  1994        3.70
  1995        5.25
  1996        4.70
  1997        4.85
  1998        4.83
  1999        4.55
  2000        5.78


2001 Total Return as of June 30: 2.30%
Best Quarter: 1.53%, Q4 2000              Worst Quarter: 0.62%, Q2 1993


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                  1 Year           5 Years          10 Years
--------------------------------------------------------------------------------
Class S                            5.78              4.94             4.56
--------------------------------------------------------------------------------

To find out the fund's current 7-day yield for either share class call 1-800-SCUDDER.

Total returns from 1998 through 2000 would have been lower if operating expenses hadn't been reduced.

Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                       0.41%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.40
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.81
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.40%.

Information in the table has been restated to reflect a new fixed rate administrative fee and a new investment management agreement.

This example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; your actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP and Class S      $83            $259          $450          $1,002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   ticker symbols | Premium Class AARP         SMMXX          fund numbers | 102
                  | Premium Class S            SPMXX                       | 402
                  | Prime Reserve Class AARP   APSXX                       | 109
                  | Prime Reserve Class S      SCRXX                       | 309

  Scudder Money Market Series
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital and the fund's investment policies. It does this by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. The fund must invest more than 25% of total assets in bank obligations. However, everything the fund buys must meet the rules for money market fund investments (see below). In addition, the fund currently intends to buy only securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

With its higher investment minimums and more restrictive transaction policies, this fund may be appropriate for investors interested in a longer-term cash investment.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns of the fund's Premium Class S shares have varied from year to year, which may give some idea of risk. The table shows how the returns for the fund's Premium Class S shares and Prime Reserve Class S shares average out over different periods. The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Money Market Series
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                 Premium Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998          5.46
1999          5.20
2000          6.40


2001 Total Return as of June 30: 2.47%
Best Quarter: 1.63%, Q3 2000            Worst Quarter: 1.19%, Q2 1999


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                            1 Year           Since Inception
--------------------------------------------------------------------------------
Premium Class S                              6.40                 5.66*
--------------------------------------------------------------------------------
Prime Reserve Class S                        5.98                5.48**
--------------------------------------------------------------------------------

*  Class inception: 8/4/97

** Class inception: 10/15/98

To find out current 7-day yield for either share class, call 1-800-SCUDDER.

In the chart, total returns from 1998 through 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of any class listed below, you pay them indirectly.

--------------------------------------------------------------------------------
                                                     Premium      Prime Reserve
                                                   Class AARP      Class AARP
Fee Table                                          and Class S     and Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your
investment                                           None             None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                     0.25%            0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                             None             None
--------------------------------------------------------------------------------
Other Expenses*                                      0.25             0.40
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                    0.50             0.65
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.25% for Premium Class AARP and Premium Class S shares, and 0.40% for Prime Reserve Class AARP and Prime Reserve Class S shares.

** The advisor has voluntarily waived 0.15% of its management fee. This voluntary expense waiver may be changed at any time at the option of the advisor.

Information in the table has been restated to reflect a new fixed rate administrative fee.

This example helps you compare the expenses of each class to those of other mutual funds. The example assumes the expenses remain the same, and includes one year reduced expenses in each period. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; your actual expenses will be different.

--------------------------------------------------------------------------------
Example                          1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Premium Class AARP and Class
S                                  $51         $160         $280         $628
--------------------------------------------------------------------------------
Prime Reserve Class AARP and
Class S                            $66         $208         $362         $810
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     |  Class AARP     Class S
                                                     |
                                      ticker symbol  |  AFRXX          STFXX
                                        fund number  |  171            071

  Scudder Tax-Free Money Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. The fund invests at least 80% of net assets in high quality short-term municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

The fund may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market fund investments (see below). The fund may invest all or any part of its assets in municipal securities that are industrial development bonds. In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the municipal market, the fund increases its exposure to any factors affecting these regions or sectors. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends or credit quality

o political or legal actions could change the way the fund's dividends are taxed

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund may make sense for investors who are in a moderate to high tax bracket and who are looking for the income, liquidity and stability that a money fund is designed to offer.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the class's returns over different periods average out. The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Tax-Free Money Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


  1991        4.20
  1992        2.54
  1993        1.86
  1994        2.26
  1995        3.27
  1996        2.91
  1997        3.10
  1998        2.92
  1999        2.71
  2000        3.61


2001 Total Return as of June 30: 1.42%
Best Quarter: 0.98%, Q4 1991            Worst Quarter: 0.43%, Q1 1994


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                  1 Year           5 Years          10 Years
--------------------------------------------------------------------------------
Class S                            3.61              3.05             2.94
--------------------------------------------------------------------------------

To find out the fund's current 7-day yield, call 1-800-SCUDDER.

Total returns for 1996 through 2000 would have been lower if operating expenses hadn't been reduced.

Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                       0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.65
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.15%.

Information in the table has been restated to reflect a new fixed rate administrative fee.

This example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; your actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class AARP and Class S           $66          $208         $362          $810
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     |  Class AARP     Class S
                                                     |
                                      ticker symbol  |  SUSXX          SCGXX
                                        fund number  |  159            059

  Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks current income consistent with safety, liquidity, and stability of capital. It does this by investing at least 80% of total assets in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. While the fund may place up to 20% of total assets in other types of investments, it can only invest in high quality short-term securities that are guaranteed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.

Income paid by Treasuries is usually free from state and local income taxes, and for most fund shareholders the bulk of fund distributions will be free from these taxes as well (although not from federal income tax).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government-guaranteed securities.

Other factors that could affect performance include:

o        the managers could be wrong in their analysis of interest rate trends

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the fund's dividends are taxed, particularly in certain states or localities

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Investors whose primary concerns are quality and liquidity may want to consider this fund.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how the class's returns over different periods average out. The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


   1991       5.66
   1992       3.36
   1993       2.56
   1994       3.52
   1995       5.22
   1996       4.62
   1997       4.67
   1998       4.78
   1999       4.41
   2000       5.62


2001 Total Return as of June 30: 2.12%
Best Quarter: 1.47%, Q3 2000            Worst Quarter: 0.63%, Q2 1993


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                  1 Year           5 Years          10 Years
--------------------------------------------------------------------------------
Class S                            5.62              4.82             4.44
--------------------------------------------------------------------------------

To find out the fund's current 7-day yield, call 1-800-SCUDDER.

Total returns for 1991 through 2000 would have been lower if operating expenses hadn't been reduced.

Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment                  None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                      0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.40
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.80
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.40%.

Information in the table has been restated to reflect a new fixed rate administrative fee and a new investment management agreement.

This example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; your actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year      3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Class AARP and Class S           $82          $255         $444          $990
--------------------------------------------------------------------------------

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy for investing 80% of net assets for the Scudder Tax-Free Money Fund cannot be changed without shareholder approval.

o As a temporary defensive measure, Scudder Tax-Free Money Fund could shift up to 100% of assets into investments such as taxable money market securities. This would mean that the fund was not pursuing its goal.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

The investment advisor for these funds is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $345 billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are the advisor's many economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through its most recently completed fiscal year, as a percentage of its average daily net assets.

Fund Name                                                 Fee Paid*
-------------------------------------------------------------------
Scudder Cash Investment Trust                               0.39%
-------------------------------------------------------------------
Scudder Money Market Series                                 0.10%
-------------------------------------------------------------------
Scudder Tax-Free Money Fund                                 0.47%
-------------------------------------------------------------------
Scudder U.S. Treasury Money Fund                            0.25%

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund have entered into new investment management agreements with the advisor. This table describes the fee rates for each fund and the effective dates of these agreements.

Average Daily Net Assets                                Fee Rate
-------------------------------------------------------------------
Scudder Cash Investment Trust
-------------------------------------------------------------------

Investment Management Fee (as of September 11, 2000)
-------------------------------------------------------------------
first $250 million                                       0.500%
-------------------------------------------------------------------
next $250 million                                        0.450%
-------------------------------------------------------------------
next $500 million                                        0.400%
-------------------------------------------------------------------
next $500 million                                        0.350%
-------------------------------------------------------------------
next $500 million                                        0.335%
-------------------------------------------------------------------
over $2 billion                                          0.320%

-------------------------------------------------------------------
Scudder U.S. Treasury Money Fund
-------------------------------------------------------------------

Investment Management Fee (as of October 2, 2000)
-------------------------------------------------------------------
first $500 million                                       0.400%
-------------------------------------------------------------------
next $500 million                                        0.385%
-------------------------------------------------------------------
over $1 billion                                          0.370%
-------------------------------------------------------------------

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.


Scudder Cash Investment Trust            Scudder Tax-Free Money Fund

  Frank J. Rachwalski, Jr.                 Frank J. Rachwalski, Jr.
  Lead Portfolio Manager                   Lead Portfolio Manager
    o Began investment career in 1973         o Began investment career in 1973
    o Joined the advisor in 1973              o Joined the advisor in 1973
    o Joined the fund team in 1998            o Joined the fund team in 1998

  Jerri I. Cohen                           Jerri I. Cohen
   o Began investment career in 1981        o Began investment career in 1981
   o Joined the advisor in 1981             o Joined the advisor in 1981
   o Joined the fund team in 2000           o Joined the fund team in 1998

  Christopher Proctor                      Elizabeth Meyer
    o Began investment career in 1990         o Began investment career in 1992
    o Joined the advisor in 1999              o Joined the advisor in 1986
    o Joined the fund team in 2001            o Joined the fund team in 1998

Scudder Money Market Series              Scudder U.S. Treasury Money Fund

  Frank J. Rachwalski, Jr.                 Frank J. Rachwalski, Jr.
  Lead Portfolio Manager                   Lead Portfolio Manager
    o Began investment career in 1973         o Began investment career in 1973
    o Joined the advisor in 1973              o Joined the advisor in 1973
    o Joined the fund team in 1998            o Joined the fund team in 1998

  Jerri I. Cohen                           Jerri I. Cohen
   o Began investment career in 1981        o Began investment career in 1981
   o Joined the advisor in 1981             o Joined the advisor in 1981
   o Joined the fund team in 2000           o Joined the fund team in 2001

                                           Christopher Proctor
                                             o Began investment career in 1990
                                             o Joined the advisor in 1999
                                             o Joined the fund team in 1999

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Cash Investment Trust -- Class AARP

--------------------------------------------------------------------------------
                                                                       2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $  1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .040
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income and net realized gains on investment
  transactions                                                        (.040)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $  1.000
--------------------------------------------------------------------------------
Total Return (%)                                                       4.10(c)**
--------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                  361
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                   .79(b)*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                     5.30*
--------------------------------------------------------------------------------

(a) For the period from September 11, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

(b) The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction was .82%.

(c) Total return for the period ended May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

*        Annualized

**       Not annualized

Scudder Cash Investment Trust -- Class S (a)

--------------------------------------------------------------------------------------------
                           2001(b)     2000(b)    1999(c)     1998(d)    1997(d)    1996(d)
--------------------------------------------------------------------------------------------
Net asset value,
beginning of period       $1.000      $1.000     $1.000      $1.000      $1.000     $1.000
--------------------------------------------------------------------------------------------
Income from investment
operations:
  Net investment income     .055        .048       .041        .048       .046       .048
--------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income
  and net realized gains
  on investment
  transactions            (.055)      (.048)(e)   (.041)(e)   (.048)(e)  (.046)(e)  (.048)(e)
--------------------------------------------------------------------------------------------
Net asset value, end
of period                 $1.000      $1.000     $1.000      $1.000      $1.000     $1.000
--------------------------------------------------------------------------------------------
Total Return (%)          5.59(f)(i)  5.01(f)    4.15(f)**   4.92(f)      4.73       4.89
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                 977         981      1,147       1,182      1,431      1,387
--------------------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)    .84(h)      1.05(g)     1.02*         .95        .86        .83
--------------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)    .80(h)      .90(g)       .85*         .85        .86        .83
--------------------------------------------------------------------------------------------
Ratio of net investment
income (%)                  5.44        4.86      4.44*        4.82       4.63       4.79
--------------------------------------------------------------------------------------------

(a) On September 11, 2000 existing shares of the Fund were redesignated as Class S.

(b)      For the years ended May 31.

(c) For the eleven months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year from June 30 to May 31.

(d)      For the years ended June 30.

(e)      Net realized gains were less than 6/10 of $.01 per share.

(f) Total returns would have been lower had certain expenses not been reduced.

(g) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .99% and .85%, respectively.

(h) The ratios of operating expenses include a one-time reduction in reorganization expenses. The ratios without this reduction before and after expense reductions were .87% and .82%, respectively.

(i) Total return for the period ended May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

*        Annualized

**       Not annualized

Scudder Money Market Series -- Premium Class AARP

------------------------------------------------------------------------------
                                                                     2001(a)
------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 1.000
------------------------------------------------------------------------------
  Net investment income                                              .037
------------------------------------------------------------------------------
  Distributions from net investment income                          (.037)
------------------------------------------------------------------------------
Net asset value, end of period                                    $ 1.000
------------------------------------------------------------------------------
Total Return (%) (b)                                                 3.75(c)**
------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                185
------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                       .51*
------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                        .35*
------------------------------------------------------------------------------
Ratio of net investment income (%)                                   5.62*
------------------------------------------------------------------------------

(a) For the period from October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

(b) Total returns would have been lower had certain expenses not been reduced.

(c) Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

*        Annualized

**       Not annualized

Scudder Money Market Series -- Premium Class S (a)

--------------------------------------------------------------------------------
                                    2001(b)  2000(b)   1999(c)  1998(d)  1997(e)
--------------------------------------------------------------------------------
Net asset value, beginning of
period                             $1.000   $1.000    $1.000   $1.000   $1.000
--------------------------------------------------------------------------------
  Net investment income              .059     .055      .020     .053     .026
--------------------------------------------------------------------------------
  Distributions from net
  investment income                (.059)   (.055)    (.020)   (.053)   (.026)
--------------------------------------------------------------------------------
Net asset value, end of period     $1.000   $1.000    $1.000   $1.000   $1.000
--------------------------------------------------------------------------------
Total Return (%) (f)               6.06(g)    5.68    2.00**     5.46   2.62**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                        1,004    1,067       936      808      335
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        .48   .35(h)      .34*      .35     .43*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        .32   .20(h)      .20*      .24     .38*
--------------------------------------------------------------------------------
Ratio of net investment income (%)   5.88     5.56     4.81*     5.31    5.50*
--------------------------------------------------------------------------------

(a) On October 2, 2000, existing shares of Premium were redesignated as Class S shares.

(b)      For the years ended May 31.

(c) For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

(d)      For the year ended December 31, 1998.

(e)      For the period August 4, 1997  (commencement  of sales of Premium Class
         S) to December 31, 1997.

(f) Total returns would have been lower had certain expenses not been reduced.

(g) Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

(h) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .35% and .20%, respectively.

*        Annualized

**       Not annualized

Scudder Money Market Series -- Prime Reserve Class AARP

--------------------------------------------------------------------------------
                                                                    2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $   1.000
--------------------------------------------------------------------------------
  Net investment income                                              .044
--------------------------------------------------------------------------------
  Distributions from net investment income                          (.044)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $   1.000
--------------------------------------------------------------------------------
Total Return (%) (b)                                                 4.53(c)**
--------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                217
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                      .66*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                       .50*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                  5.60*
--------------------------------------------------------------------------------

(a) For the period from August 14, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

(b) Total returns would have been lower had certain expenses not been reduced.

(c) Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

*        Annualized

**       Not annualized

Scudder Money Market Series -- Prime Reserve Class S (a)

--------------------------------------------------------------------------------
                                             2001(b)  2000(b)   1999(c)  1998(d)
--------------------------------------------------------------------------------
Net asset value, beginning of period        $1.000   $1.000    $1.000   $1.000
--------------------------------------------------------------------------------
  Net investment income                       .057     .052      .020     .011
--------------------------------------------------------------------------------
  Distributions from net investment income  (.057)   (.052)    (.020)   (.011)
--------------------------------------------------------------------------------
Net asset value, end of period              $1.000   $1.000    $1.000   $1.000
--------------------------------------------------------------------------------
Total Return (%) (e)                        5.82(f)    5.30    1.98**   1.06**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)          55       46        34       12
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                 .64   .74(g)      .40*     .45*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                            .46   .59(g)      .26*     .31*
--------------------------------------------------------------------------------
Ratio of net investment income (%)            5.74     5.18     4.73*    4.95*
--------------------------------------------------------------------------------

(a) On August 11, 2000, existing shares of Prime Reserve were redesignated as Class S.

(b)      For the years ended May 31.

(c) For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

(d) For the period October 15, 1998 (commencement of sales of Prime Reserve Class S) to December 31, 1998.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

(g) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .74% and .59%, respectively.

*        Annualized

**       Not annualized

Scudder Tax-Free Money Fund -- Class AARP

-----------------------------------------------------------------------------
                                                                    2001(a)
-----------------------------------------------------------------------------
Net asset value, beginning of period                              $ 1.000
-----------------------------------------------------------------------------
Income from investment operations:

  Net investment income                                              .024
-----------------------------------------------------------------------------
Less distributions from:

  Net investment income and net realized gains on investment
  transactions (b)                                                  (.024)
-----------------------------------------------------------------------------
Net asset value, end of period                                    $ 1.000
-----------------------------------------------------------------------------
Total Return (%)                                                     2.50**
-----------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period ($ millions)                                 83
-----------------------------------------------------------------------------
Ratio of expenses (%)                                                 .65*
-----------------------------------------------------------------------------
Ratio of net investment income (%)                                   3.28*
-----------------------------------------------------------------------------

(a) For the period from September 11, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

(b) Net realized capital gains (losses) were less than 6/10 of 1(cent)per share.

*        Annualized

**       Not annualized

Scudder Tax-Free Money Fund -- Class S (a)

--------------------------------------------------------------------------------
                            2001(b)   2000(b)  1999(c)   1998(d) 1997(d) 1996(d)
Net asset value, beginning
of period                  $1.000    $1.000   $1.000    $1.000   $1.000  $1.000
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income      .034      .030     .010      .029     .031    .029
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income
  and net realized gains
  on investment
  transactions (e)          (.034)    (.030)   (.010)    (.029)   (.031)  (.029)
--------------------------------------------------------------------------------
Net asset value, end
of period                  $1.000    $1.000   $1.000    $1.000   $1.000  $1.000
--------------------------------------------------------------------------------
Total Return (%) (f)         3.43      3.09   1.03**      2.92     3.10    2.91
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                  262       267      257       249      283     220
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)        .67    .75(g)     .75*       .71      .76     .75
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)        .65    .66(g)     .65*       .65      .65     .70
--------------------------------------------------------------------------------
 Ratio of net investment
 income (%)                  3.39      3.04    2.46*      2.87     3.06    2.86
--------------------------------------------------------------------------------

(a) On September 11, 2000, existing shares of the Fund were redesignated as Class S shares.

(b)      For the years ended May 31.

(c) For the five months ended May 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to May 31.

(d)      Years ended December 31.

(e) Net realized capital gains (losses) were less than 6/10 of 1(cent)per share.

(f) Total returns would have been lower had certain expenses not been reduced.

(g) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .73% and .65%, respectively.

*        Annualized

**       Not annualized

Scudder U.S. Treasury Money Fund -- Class AARP

-----------------------------------------------------------------------------
                                                                    2001(a)
-----------------------------------------------------------------------------
Net asset value, beginning of period                             $ 1.000
-----------------------------------------------------------------------------
Income from investment operations:

  Net investment income                                            .033
-----------------------------------------------------------------------------
Less distributions from:

  Net investment income and net realized gains on investment
  transactions                                                     (.033)
-----------------------------------------------------------------------------
Net asset value, end of period                                   $ 1.000
-----------------------------------------------------------------------------
Total Return (%)                                                    3.32**
-----------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period ($ millions)                                5
-----------------------------------------------------------------------------
Ratio of expenses (%)                                               .80*
-----------------------------------------------------------------------------
Ratio of net investment income (%)                                 4.92*
-----------------------------------------------------------------------------

(a) From October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

*        Annualized

**       Not annualized

Scudder U.S. Treasury Money Fund -- Class S (a)

--------------------------------------------------------------------------------
                               2001(b)  2000(b) 1999(c)  1998(d) 1997(d) 1996(d)
--------------------------------------------------------------------------------
Net asset value, beginning of
period                         $1.000  $1.000   $1.000  $1.000   $1.000  $1.000
--------------------------------------------------------------------------------
Income from investment
operations:

  Net investment income          .052    .047     .040    .047     .045    .048
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income and
  net realized gains
  on investment transactions   (.052)  (.047)   (.040)  (.047)   (.045)  (.048)
--------------------------------------------------------------------------------
Net asset value, end of period $1.000  $1.000   $1.000  $1.000   $1.000  $1.000
--------------------------------------------------------------------------------
Total Return (%) (e)             5.33    4.83   4.09**    4.83     4.58    4.91
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                      379     365      427     389      399     396
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)            .94  1.06(f)   1.08*    1.00      .94     .92
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)            .75  .66(f)     .65*     .65      .65     .65
--------------------------------------------------------------------------------
Ratio of net investment income
(%)                              5.21    4.70    4.37*    4.72     4.49    4.80
--------------------------------------------------------------------------------

(a) On October 2, 2000 existing shares of the Fund were redesignated as Class S.

(b)      Years ended May 31.

(c) For the eleven months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from June 30 to May 31.

(d)      Years ended June 30.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.04% and .65%, respectively.

*        Annualized

**       Not annualized

  How to Invest in the Funds

  The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

  The instructions for buying and selling each share class are slightly different.

  Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares Using these instructions to invest directly with Scudder. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
First investment                         Additional investments
----------------------------------------------------------------------------------

Money Market Series:                     $50 or more for regular accounts

$10,000 for Prime Reserve Class AARP     $50 or more for IRAs

$25,000 for Premium Class AARP           $50 minimum with an Automatic
                                         Investment Plan, Payroll Deduction or
All other funds:                         Direct Deposit

 $1,000 or more; $500 or more for IRAs*
----------------------------------------------------------------------------------

By mail or express mail (see below)

o For enrollment forms, call             Send a personalized investment slip or
  1-800-253-2277                         short note that includes:

o Fill out and sign an enrollment form   o  fund and class name

o Send it to us at the appropriate       o  account number
  address, along with an investment
  check                                  o  check payable to "The AARP Investment
                                            Program"
----------------------------------------------------------------------------------

By wire

o Call 1-800-253-2277 for instructions   o  Call 1-800-253-2277 for instructions
----------------------------------------------------------------------------------

By phone

--                                       o  Call 1-800-253-2277 for instructions
----------------------------------------------------------------------------------

With an automatic investment plan

o Fill in the information required on    o  To set up regular investments from a
  your enrollment form and include a        bank checking account, call
  voided check                              1-800-253-2277 (minimum $50)
----------------------------------------------------------------------------------

Payroll Deduction or Direct Deposit

o Select either of these options on      o  Once you specify a dollar amount
  your enrollment form and submit it.       (minimum $50), investments are
  You will receive further instructions     automatic.
  by mail.
----------------------------------------------------------------------------------

Using QuickBuy

--                                       o  Call 1-800-253-2277
----------------------------------------------------------------------------------

On the Internet

o Go to "services and forms-- how to     o  Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com      have electronic services

o Print out a prospectus and an          o  Register at aarp.scudder.com
  enrollment form
                                         o  Follow the instructions for buying
o Complete and return the enrollment        shares with money from your bank
  form with your check                      account
----------------------------------------------------------------------------------



*  Scudder Tax-Free Money Fund is not appropriate for IRAs.

--------------------------------------------------------------------------------
  Regular mail:
  The AARP Investment Program
  First Investment: PO Box 219735, Kansas City, MO 64121-9735
  Additional Investments: PO Box 219743, Kansas City, MO 64121-9743

  Express, registered or certified mail:
  The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

----------------------------------------------------------------------------------
Exchanging into another fund             Selling shares
----------------------------------------------------------------------------------

To open a new account: same minimum as   Some transactions, including most for
for a new investment                     over $100,000, can only be ordered in
                                         writing; if you're in doubt, see page 42
For exchanges between existing
accounts: $50 or more
----------------------------------------------------------------------------------

By phone

o Call 1-800-253-2277 for instructions   o  Call 1-800-253-2277 for instructions
----------------------------------------------------------------------------------

Using Easy-Access Line

o Call 1-800-631-4636 and follow the     o  Call 1-800-631-4636 and follow the
  instructions                              instructions
----------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Your instructions should include:        Your instructions should include:

o your account number                    o  your account number

o names of the funds, class and number   o  name of the fund, class and number of
  of shares or dollar amount you want       shares or dollar amount you want to
  to exchange                               redeem
----------------------------------------------------------------------------------

With an automatic withdrawal plan

--                                       o  To set up regular cash payments from
                                            an account, call 1-800-253-2277
----------------------------------------------------------------------------------

Using QuickSell

--                                       o  Call 1-800-253-2277
----------------------------------------------------------------------------------

On the Internet

o Register at aarp.scudder.com           --

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
----------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 To reach us:   o  Web site aarp.scudder.com

                o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 8 p.m.
                   EST

                o  Confidential fax line 1-800-821-6234, always open

                o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST


 Class AARP     o  AARP Lump Sum Service For planning and setting up a lump
 Services          sum distribution.

                o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs

                o AARP Goal Setting and Asset Allocation Service For allocating assets and measuring investment progress

                o  For more information, please call 1-800-253-2277

How to Buy, Sell and Exchange Class S Shares

Buying Shares Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

----------------------------------------------------------------------------------
First investment                         Additional investments
----------------------------------------------------------------------------------

Money Market Series:                     $50 or more for regular accounts

$10,000 or more for Prime Reserve        $50 or more for IRAs
Class S; $25,000 or more for Premium
Class S                                  $50 or more with an Automatic
                                         Investment Plan
All other funds:

$2,500 or more; $1,000 or more for IRAs*
----------------------------------------------------------------------------------

By mail or express mail (see below)

o Fill out and sign an application       Send a Scudder investment slip or short
                                         note that includes:
o Send it to us at the appropriate
  address, along with an investment      o  fund and class name
  check
                                         o  account number

                                         o  check payable to "The Scudder Funds"
----------------------------------------------------------------------------------

By wire

o Call 1-800-SCUDDER for instructions    o  Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------

By phone

--                                       o  Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------

With an automatic investment plan

o Fill in the information on your        o  To set up regular investments from a
  application and include a voided check    bank checking account, call
                                            1-800-SCUDDER
----------------------------------------------------------------------------------

Using QuickBuy

--                                       o  Call 1-800-SCUDDER
----------------------------------------------------------------------------------

On the Internet

o Go to "funds and prices" at            o  Call 1-800-SCUDDER to ensure you have
  myScudder.com                             enabled electronic services

o Print out a prospectus and a new       o  Register at myScudder.com
  account application
                                         o  Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
----------------------------------------------------------------------------------

*  Scudder Tax-Free Money Fund is not appropriate for IRAs.

  Regular mail:
  First Investment: The Scudder Funds, PO Box 219669, Kansas City, MO 64121-9669 Additional Investments: The Scudder Funds, PO Box 219664, Kansas City, MO 64121-9664

  Express, registered or certified mail:
  The Scudder Funds, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

----------------------------------------------------------------------------------
Exchanging into another fund             Selling shares
----------------------------------------------------------------------------------

To open a new account:                   Some transactions, including most for
same minimum as for a new investment     over $100,000, can only be ordered in
                                         writing; if you're in doubt, see page 42
For exchanges between
existing accounts: $50 or more
----------------------------------------------------------------------------------

By phone or wire

o Call 1-800-SCUDDER for instructions    o  Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------

Using SAIL(TM)

o Call 1-800-343-2890 and follow the     o  Call 1-800-343-2890 and follow the
  instructions                             instructions
----------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)
                                         Your instructions should include:
Your instructions should include:
                                         o  the fund, class and account number
o the fund, class and account number        from which you want to sell shares
  you're exchanging out of
                                         o  the dollar amount or number of shares
o the dollar amount or number of shares     you want to sell
  you want to exchange
                                         o  your name(s), signature(s) and
o the name and class of the fund you        address, as they appear on
  want to exchange into                     your account

o your name(s), signature(s) and         o  a daytime telephone number
  address, as they appear on
  your account

o a daytime telephone number
----------------------------------------------------------------------------------

With an automatic withdrawal plan

--                                       o  To set up regular cash payments from
                                            a Scudder account, call 1-800-SCUDDER
----------------------------------------------------------------------------------

Using QuickSell

--                                       o  Call 1-800-SCUDDER
----------------------------------------------------------------------------------

On the Internet

o Register at myScudder.com              --

o Follow the instructions for making
  on-line exchanges
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you've received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Keep in mind that the information in this prospectus applies only to each fund's classes contained in the prospectus. Money Market Series has two other share classes. The fund's additional classes are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open and may be open for business on days when the New York Stock Exchange is not open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange for all funds, except Scudder Money Market Series (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading), and at 5:00 p.m. Eastern time for Scudder Money Market Series. Except for Scudder Money Market Series, each fund also calculates its share price as of 12 p.m. Eastern time on business days. Orders for Scudder Money Market Series received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. Eastern time on any fund business day by calling 1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Check or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.

For all funds except Scudder Money Market Series, wire transactions that arrive by 12 p.m. Eastern time will receive that day's dividend. Wire investments for Scudder Money Market Series that arrive by 5:00 p.m. Eastern time will receive that day's dividend. All other investments will start to accrue dividends the next business day after your purchase is processed.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If you ask us to, we can sell shares in any fund except Scudder Money Market Series and wire you the proceeds on the same day, as long as we receive your request before 12 p.m. Eastern time. However, you won't receive that day's dividend. For Scudder Money Market Series, redemption by wire is not available after 4:00 p.m. Eastern time, but redemptions by other available means may be made until 5:00 p.m. Eastern time.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP Shares
---------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
---------------------------------------------------------------------

For Class S Shares
---------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at
1-800-343-2890
---------------------------------------------------------------------

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) and 1-800-SCUDDER (Class S) .

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 with Scudder Money Market Series or less than $100 with all other funds. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to myScudder.com (Class S) or aarp.scudder.com (Class AARP).

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although for Scudder Cash Investment Trust, Scudder Tax-Free Money Fund and Scudder U.S. Treasury Money Fund, it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances (as specifically set forth in the Statement of Additional Information and Section 22(e) of the Investment Company Act of 1940) prompt the SEC to allow further delays.

Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the funds calculate share price

For each share class, the share price is the net asset value per share, or NAV. To calculate NAV, each share class uses the following equation:

  TOTAL ASSETS - TOTAL LIABILITIES
------------------------------------  = NAV
 TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o with Scudder Money Market Series, close your account and send you the proceeds if your balance falls below the minimum for your share class, which is $7,500 for Prime Reserve Class S and Prime Reserve Class AARP and $20,000 for Premium Class S and Premium Class AARP; in either case, we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares)

o for Class S shareholders of all other funds, charge you $10 a year if your account balance falls below $2,500; close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders and $2,500 for Class S shareholders; the notification and exemption policies are the same as in the bullet above

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o for Scudder Cash Investment Trust, Scudder Tax-Free Money Fund and Scudder U.S. Treasury Money Fund only, pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption-in-kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's net assets, whichever is less

o change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchases and sales of shares.) A fund may not always pay a distribution for a given period.

The funds intend to declare income dividends daily, and pay them monthly. Scudder Tax-Free Money Fund may make short- or long-term capital gain distributions in November or December. The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations. The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account, all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

 Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

For most shareholders, dividends from Scudder Tax-Free Money Fund are generally free from federal income tax, and a portion of the dividends from Scudder U.S. Treasury Money Fund are generally free from state and local income taxes. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short- or long-term capital gains

o with Scudder Tax-Free Money Fund, because the fund can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the fund at the SEC's Public Reference
Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.

AARP Investment Program from
Scudder Investments (Class    Scudder Investments
AARP)                         (Class S)             SEC
--------------------------------------------------------------------------------
PO Box 219735                 PO Box 219669         Public Reference Section
Kansas City, MO               Kansas City, MO       Washington, D.C. 20549-0102
64121-9735                    64121-9669            www.sec.gov
aarp.scudder.com              myScudder.com         1-202-942-8090
1-800-253-2277                1-800-SCUDDER


SEC File Numbers
--------------------------------------------------------------------------------
Scudder Cash Investment Trust                        811-2613
Scudder Money Market Series                          811-3495
Scudder Tax-Free Money Fund                          811-2959
Scudder U.S. Treasury Money Fund                     811-3043






Distributor
Scudder Investor Services, Inc.
Two International Place Boston, MA 02110-4103


SCUDDER
INVESTMENTS


A member of [LOGO] Zurich Scudder Investments

                                                                     SCUDDER
                                                                     INVESTMENTS


                              Money Market Funds
                              Scudder Money Market Series

--------------------------------------------------------------------------------
                              October 1, 2001
--------------------------------------------------------------------------------


                              Institutional Shares
                              Fund #403






As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents


   How the Fund Works

     4  The Fund's Main Investment
        Strategy

     5  The Main Risks of Investing in
        the Fund

     6  The Fund's Performance
        History

     7  How Much Investors Pay

     8  Other Policies and Risks

     9  Who Manages and Oversees
        the Fund

    10  Financial Highlights


   How to Invest in the Fund

    12  How to Buy Shares

    13  How to Sell Shares

    14  Policies You Should Know
        About

    18  Understanding Distributions
        and Taxes

  How the Fund Works

  On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

  Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. This fund's share price isn't guaranteed, so be aware that you could lose money.

  You can access all Scudder fund prospectuses on-line at:
  http://institutionalfunds.scudder.com

--------------------------------------------------------------------------------
                       ticker symbol  ICAXX                 fund number  403

  Scudder Money Market Series
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital and the fund's investment policies. It does this by investing exclusively in high quality short-term securities as well as certain repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. The fund must invest at least 25% of total assets in bank obligations. However, everything the fund buys must meet the rules for money market fund investments (see below). In addition, the fund currently intends to buy only securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------

MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

With its higher investment minimums and reduced transaction features, these shares may be appropriate for institutional cash managers with liquidity needs.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns of the fund's Institutional Shares have varied from year to year, which may give some idea of risk. The table shows how the class's returns over different periods average out. The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Money Market Series -- Institutional Shares

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1998          5.52
1999          5.26
2000          6.52

2001 Total Return as of June 30: 2.57%

Best Quarter: 1.68%, Q4 2000           Worst Quarter: 1.21%, Q2 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                 1 Year                              Since Inception*
--------------------------------------------------------------------------------
                  6.52                                     5.75
--------------------------------------------------------------------------------

*   Class inception: 8/4/1997

To find out the current 7-day yield for the fund's Institutional Shares, call 1-800-537-1988 (available 24 hours) or go to the fund's Web site at http://institutionalfunds.scudder.com.

In the chart, total returns from 1998 to 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table                                                 Institutional Shares
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment               None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                    0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                           None
--------------------------------------------------------------------------------
Other Expenses*                                                    0.10
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  0.35
--------------------------------------------------------------------------------

*   Includes a fixed administrative fee of 0.10%.

** The advisor has voluntarily reduced its management fee by 0.15% and its administrative fee by 0.05%. This voluntary expense waiver may be changed at any time at the option of the advisor.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of the fund's Institutional Shares to those of other mutual funds. This example assumes the expenses remain the same, and includes one year of reduced expenses in each period. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
                            $36            $113          $197           $443
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor

The fund's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $345 billion in assets under management.

The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are the advisor's many economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from the fund. For the most recently completed fiscal year, the actual amount the fund paid in management fees was 0.10%* of average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The portfolio managers

The following people handle the fund's day-to-day management.

      Frank J. Rachwalski, Jr.             Jerri I. Cohen
      Lead Portfolio Manager                  o Began investment career in 1981
        o Began investment career in 1973     o Joined the advisor in 1981
        o Joined the advisor in 1973          o Joined the fund team in 2000
        o Joined the fund team in 1998

Financial Highlights

This table is designed to help you understand the financial performance of the fund's Institutional Shares in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in Institutional Shares of the fund would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Scudder Money Market Series -- Institutional Shares

--------------------------------------------------------------------------------
                                   2001(a)   2000(a)  1999(b)  1998(c)   1997(d)
--------------------------------------------------------------------------------
Net asset value, beginning of
period                             $1.000    $1.000    $1.000   $1.000  $1.000
--------------------------------------------------------------------------------
  Net investment income              .061      .056      .020     .054    .022
--------------------------------------------------------------------------------
  Distributions from net
  investment income                 (.061)    (.056)    (.020)   (.054)  (.022)
--------------------------------------------------------------------------------
Net asset value, end of period     $1.000    $1.000    $1.000   $1.000   1.000
--------------------------------------------------------------------------------
Total Return (%) (e)                 6.24(f)   5.74      2.03**   5.52    2.25**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                        7,169     3,350     1,806    1,066     338
--------------------------------------------------------------------------------

Ratio of expenses before expense
reductions (%)                        .34       .30(g)    .28*     .29     .31*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        .15       .15(g)    .14*     .18     .26*
--------------------------------------------------------------------------------
Ratio of net investment income
(%)                                  6.05      5.73      4.87*    5.34    5.39*
--------------------------------------------------------------------------------

(a)  For the years ended May 31.

(b) For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

(c)  For the year ended December 31, 1998.

(d) For the period August 4, 1997 (commencement of sales of Institutional Shares) to December 31, 1997.

(e)  Total returns would have been lower had certain expenses not been reduced.

(f) Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

(g) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .30% and .15%, respectively.

*    Annualized

**   Not annualized

  How to Invest in the Fund

  The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------
First investment                         Additional investments
--------------------------------------------------------------------------------
$1,000,000 or more for all accounts      No minimum amount
--------------------------------------------------------------------------------
By wire

o Call 1-800-537-3177 to open            o Instruct the wiring bank to transmit
  an account and get an account number     the specified amount to State Street
                                           Bank and Trust Company with the
o Instruct wiring bank to transmit the     information stated to the left
  specified amount to:

  State Street Bank and Trust Company
  Boston, Massachusetts ABA Number
  011000028 DDA #9902-810-2
  Attention: Money Market Series
  Institutional Shares

  Account (name(s) in which registered)

  Account Number and amount invested in
  each fund

o Complete a purchase application and
  send it to us at the address below
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign a purchase           o Send a check and a letter with your
  application                              name, account number, the full name
                                           of the fund and class and your
o Send it to us at the address below,      investment instructions to us at the
  along with an investment check           address below

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Regular, express, registered or certified mail:

Scudder Service Corporation, c/o Scudder Investment Service Company, Institutional Money Funds-- Client Services, 222 South Riverside Plaza, 33rd Floor, Chicago, IL 60606

Phone number: 1-800-537-3177

Fax number: 1-800-537-9960

E-mail address: ifunds@scudder.com

How to Sell Shares

Use these instructions to sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

By Expedited         If Expedited Redemption Service has been elected on the
Redemption Service   Purchase Application on file with the Transfer Agent,
                     redemption of shares may be requested   by:

                     o telephoning Client Services at 1-800-537-3177

                     o faxing a request to 1-800-537-9960
--------------------------------------------------------------------------------
By mail or express Write a letter that includes:

                     o the fund, class and account number from which you want to sell shares

                     o the dollar amount or number of shares you want to sell

                     o your name(s), signature(s) and address, as they appear on your account

                     o a daytime telephone number

                     Mail the letter to:

                       Scudder Service Corporation
                       c/o Scudder Investments Service Company
                       Institutional Money Funds -- Client Services
                       222 South Riverside Plaza, 33rd Floor
                       Chicago, IL 60606
--------------------------------------------------------------------------------

Policies You Should Know About

     Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

     If you are investing through a third-party provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a third-party provider may charge its own fees.

     In either case, keep in mind that the information in this prospectus applies only to the fund's Institutional Shares. The fund does have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

     In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-537-3177.

     Policies about transactions

     The fund is open for business each day the New York Stock Exchange is open and may be open for business on days when the New York Stock Exchange is not open. The fund calculates its share price every business day at 5:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading. Orders received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.

     You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation or its agent, and they have determined that it is a "good order," it will be processed at the next share price calculated.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Questions? You can speak to a Scudder Institutional Cash Specialist between 8:30 a.m. and 6:00 p.m. Eastern time on any fund business day by calling 1-800-537-3177.

     Wire purchase orders that arrive, are accepted and are funded before 5:00 p.m. Eastern time will be processed that day. Those that arrive and are accepted by 5:00 p.m., but are not funded by that time, will usually be processed the same day as long as the wire funds arrive before the close of Federal Reserve Wire System.

     Payments transmitted through the Federal Reserve Wire System are in federal funds. Checks or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing that order.

     Expedited Redemption Service orders that arrive before 12 noon will be processed that day, and, if possible, those arriving between noon and 4:00 p.m. will be processed that day as well. Expedited Redemption Service is not available between 4:00 p.m. and 5:00 p.m., but redemptions by other available means may be made until 5:00 p.m. Eastern time.

     Because orders placed through third-party investment providers must be forwarded to Scudder Service Corporation or its agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

     Wire investments that arrive by 5:00 p.m. Eastern time will receive that day's dividend. Investments you make by other methods will start to accrue dividends the next business day after your purchase is processed. When you sell shares with Expedited Redemption Service and we process your order the same day we receive it, you won't get that day's dividend. In other cases, you will receive the dividend for the day on which your shares are sold.

     Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

     Expedited Redemption Service allows you to have proceeds from your sales of fund shares wired directly to a bank account. To use this service, you'll need to designate the bank account in advance. Follow the instructions on your application.

     Earlier deadlines may be established for certain types of transactions. See the fund's Statement of Additional Information for more information.

     When you want to sell more than $100,000 worth of shares, you don't need a signature guarantee as long as you want the proceeds wired to a bank account that's already on file with us. Also, you don't need a signature guarantee for an exchange. Otherwise, you'll usually need to place your order in writing and include a signature guarantee. We may also require a signature guarantee in certain other circumstances.

     A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

     With same-day redemptions through Expedited Redemption Service ("ERS"), money from shares you sell is normally sent out the same day we receive your order, although redemptions through ERS may be sent out the next business day. Money from other orders is normally sent out within one business day of when your order is received in proper form. There are two circumstances (with respect to both ERS and other redemption orders) when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances (as specifically set forth in the Statement of Additional Information and Section 22(e) of the Investment Company Act of
     1940) prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

     How the fund calculates share price

     The share price is the net asset value per share, or NAV. To calculate the NAV for this share class, the fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ---------------------------------- = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

     In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

     Other rights we reserve

     You should be aware that we may do any of the following:

     o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

     o close your account and send you the proceeds if your balance falls below $1,000,000 for at least 30 days; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts)

     o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

     o    change, add or withdraw various services, fees and account policies

     o    reject or limit purchases of shares for any reason

Understanding Distributions and Taxes

     By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchases and sales of shares.) The fund may not always pay a distribution for a given period.

     The fund intends to declare income dividends daily, and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.

     You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares, sent to you by check or wired to your bank account of record. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

             The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the fund:

             Generally taxed at ordinary income rates
             -------------------------------------------------------------------
             o short-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o taxable income dividends you receive from the fund
             -------------------------------------------------------------------
             o short-term capital gains distributions you receive from the fund
             -------------------------------------------------------------------

             Generally taxed at capital gains rates
             -------------------------------------------------------------------
             o long-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o long-term capital gains distributions you receive from the fund
             -------------------------------------------------------------------

             Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

             The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

         To Get More Information

         Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-537-3177.

         Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

         If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the fund at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


         Scudder Investments                          SEC
         -----------------------------------------------------------------------

         222 South Riverside Plaza                   Public Reference Section
         Chicago, IL 60606-5808                      Washington, D.C. 20549-0102
         http://institutionalfunds.scudder.com       www.sec.gov
         1-800-537-3177                              1-202-942-8090



         SEC File Number
         -----------------------------------------------------------------------
         Scudder Money Market Series-- Institutional Shares      811-3495




         Distributor
         Scudder Investor Services, Inc.
         Two International Place Boston, MA 02110-4103


         SCUDDER
         INVESTMENTS

         A member of [LOGO] Zurich Scudder Investments

                                                                         SCUDDER
                                                                     INVESTMENTS




                             Money Market Funds
                             Scudder Money Market Series


Prospectus


--------------------------------------------------------------------------------
                             October 1, 2001
--------------------------------------------------------------------------------
                          |
                          |  Managed Shares
                          |  Fund #023





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Fund Works                    How to Invest in the Fund

     4  The Fund's Main Investment        12  How to Buy Shares
        Strategy
                                          13  How to Exchange or Sell Shares
     5  The Main Risks of Investing
        in the Fund                       14  Policies You Should Know
                                              About
     6  The Fund's Performance
        History                           19  Understanding Distributions
                                              and Taxes
     7  How Much Investors Pay

     8  Other Policies and Risks

     9  Who Manages and Oversees
        the Fund

    10  Financial Highlights

  How the Fund Works

  On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

  Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. This fund's share price isn't guaranteed, so be aware that you could lose money.

  You can access all Scudder fund prospectuses on-line at: myScudder.com

--------------------------------------------------------------------------------
                       ticker symbol | MCAXX                 fund number | 023


  Scudder Money Market Series
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital and the fund's investment policies. It does this by investing exclusively in high quality short-term securities as well as certain repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. The fund must invest at least 25% of total assets in bank obligations. However, everything the fund buys must meet the rules for money market fund investments (see below). In addition, the fund currently intends to buy only securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

--------------------------------------------------------------------------------
MONEY FUND RULES To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund may make sense for investors who are in a moderate to high tax bracket and who are looking for the income, liquidity and stability that a money fund is designed to offer.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns of the fund's Managed Shares have varied from year to year, which may give some idea of risk. The table shows how the class's returns over different periods average out. The performance of the fund varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Money Market Series -- Managed Shares
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


  1991        6.07
  1992        3.74
  1993        2.81
  1994        3.86
  1995        5.57
  1996        4.97
  1997        5.21
  1998        5.33
  1999        5.16
  2000        6.33


2001 Total Return as of June 30: 2.49%
Best Quarter: 1.64%, Q4 2000           Worst Quarter: 0.69%, Q2 1993


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
         1 Year                  5 Year                     10 Years
--------------------------------------------------------------------------------
          6.33                    5.40                        4.90
--------------------------------------------------------------------------------

To find out the current 7-day yield for the fund's Managed Shares, call 1-800-SCUDDER.

Total returns for 1991 through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                    Managed Shares
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment              None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management  Fee                                                   0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses*                                                   0.25
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                 0.50
--------------------------------------------------------------------------------

* Includes a fixed administrative fee of 0.25%.

** The advisor has voluntarily reduced its management fee by 0.15% and its administrative fee by 0.05%. This voluntary expense waiver may be changed at any time at the option of the advisor.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example is designed to help you compare the expenses of the fund's Managed Shares to those of other mutual funds. This example assumes the expenses remain the same, and includes one year of reduced expenses in each period. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.



--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
                              $51          $160           $280          $628
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The investment advisor

The fund's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $345 billion in assets under management.

The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are the advisor's many economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from the fund. For the most recently completed fiscal year, the actual amount the fund paid in management fees was 0.10%* of average daily net assets.

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The portfolio managers

The following people handle the fund's day-to-day management.

Frank J. Rachwalski, Jr.               Jerri I. Cohen
Lead Portfolio Manager                  o Began investment career
 o Began investment career in 1973        in 1981
 o Joined the advisor in 1973           o Joined the advisor in 1981
 o Joined the fund team in 1998         o Joined the fund team
                                          in 2000

Financial Highlights

This table is designed to help you understand the financial performance of the fund's Managed Shares in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in Managed Shares of the fund would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Scudder Money Market Series -- Managed Shares (a)

--------------------------------------------------------------------------------
                            2001(b)  2000(b)  1999(c)   1998(d)  1997(d) 1996(d)
--------------------------------------------------------------------------------
Net asset value,
beginning of period        $1.000   $1.000   $1.000    $1.000   $1.000   $1.000
--------------------------------------------------------------------------------
  Net investment income      .059     .055     .020      .052     .051     .049
--------------------------------------------------------------------------------
  Distributions from net
  investment income         (.059)   (.055)   (.020)    (.052)   (.051)   (.049)
--------------------------------------------------------------------------------
Net asset value, end       $1.000   $1.000   $1.000    $1.000   $1.000   $1.000
of period
--------------------------------------------------------------------------------
Total Return (%) (e)       6.07(f)    5.60   1.99**      5.33     5.21     4.97
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                  665      416      395       328      369      431
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)        .53   .43(g)     .37*       .48      .59      .62
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)        .30   .28(g)     .23*       .38      .49      .55
--------------------------------------------------------------------------------
Ratio of net investment
income (%)                   5.90     5.46    4.78*      5.20     5.00     4.86
--------------------------------------------------------------------------------

(a) Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into four classes, of which Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.

(b)      For the years ended May 31.

(c) For the five months ended May 31, 1999. On November 13, 1998, the Fund changed the fiscal year end from December 31 to May 31.

(d)      For the years ended December 31.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) Total return for the period ending May 31, 2001 includes the effect of a voluntary capital contribution from the Advisor; without this contribution the total return would have been lower.

(g) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .43% and .28%, respectively.

*        Annualized

**       Not annualized

  How to Invest in the Fund

  The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  If you're investing through a "third party provider" -- for example, a brokerage firm or bank -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

----------------------------------------------------------------------------------
First investment                         Additional investments
----------------------------------------------------------------------------------

$100,000 or more for all accounts        $1,000 or more for regular accounts

                                         $100 or more for IRAs

                                         $50 or more with an Automatic
                                         Investment Plan
----------------------------------------------------------------------------------

By mail or express mail
(see below)

o Fill out and sign an application       o  Send a check and a Scudder investment
                                            slip to us at the appropriate address
o Send it to us at the appropriate          below
  address, along with an investment
  check                                  o  If you don't have an investment slip,
                                            simply include a letter with your
                                            name, account number, the full name
                                            of the fund and class, and your
                                            investment instructions
----------------------------------------------------------------------------------

By wire

o Call 1-800-SCUDDER for instructions    o  Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------

By phone                                 o  Call 1-800-SCUDDER for instructions

--
----------------------------------------------------------------------------------

With an automatic investment
plan
                                         o  To set up regular investments from a
--                                          bank checking account, call
                                            1-800-SCUDDER
----------------------------------------------------------------------------------

Using QuickBuy

--                                       o  Call 1-800-SCUDDER
----------------------------------------------------------------------------------

On the Internet

o Go to "funds and prices" at            o  Call 1-800-SCUDDER to ensure you have
  myScudder.com                             enabled electronic services

o Print out a prospectus and a new       o  Register at myScudder.com
  account application
                                         o  Follow instructions for buying shares
o Complete and return the application       with money from your bank account
  with your check
----------------------------------------------------------------------------------



  Regular mail:
  The Scudder Funds, PO Box 219669, Kansas City, MO 64121-9669

  Express, registered or certified mail:
  The Scudder Funds, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: 1-800-821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.

----------------------------------------------------------------------------------
Exchanging into another fund             Selling shares
----------------------------------------------------------------------------------

To open a new account: same minimum as   Some transactions, including most for
for a new investment                     over $100,000, can only be ordered in
                                         writing; if you're in doubt, see page
For exchanges between existing           16.
accounts: $1,000 or more
----------------------------------------------------------------------------------

By phone or wire

o Call 1-800-SCUDDER for instructions    o  Call 1-800-SCUDDER for instructions
----------------------------------------------------------------------------------

Using SAIL(TM)

o Call 1-800-343-2890 and follow the     o  Call 1-800-343-2890 and follow the
  instructions                              instructions
----------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:            Write a letter that includes:

o the fund, class, and account number    o  the fund, class, and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares  o  the dollar amount or number of shares
  you want to exchange                      you want to sell

o the name and class of the fund you     o  your name(s), signature(s), and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s), and
  address, as they appear on your        o  a daytime telephone number
  account

o a daytime telephone number
----------------------------------------------------------------------------------

With an automatic withdrawal plan

--                                       o  To set up regular cash payments from
                                            a Scudder fund account, call
                                            1-800-SCUDDER
----------------------------------------------------------------------------------

Using QuickSell

--                                       o  Call 1-800-SCUDDER
----------------------------------------------------------------------------------

Using Checkwriting

--                                       o  Call 1-800-SCUDDER
----------------------------------------------------------------------------------

On the Internet

o Register at myScudder.com              --

o Follow instructions for making
  on-line changes
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to the fund's Managed Shares. The fund does have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-SCUDDER.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open and may be open for business on days the New York Stock Exchange is not open. The fund calculates its share price every business day at 5:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading. Orders received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8:00 a.m. and 8:00 p.m. Eastern time on any fund business day by calling 1-800-SCUDDER.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Checks or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.

Wire investments that arrive by 5:00 p.m. Eastern time will receive that day's dividend. Investments you make by other methods will start to accrue dividends the next business day after your purchase is processed. However, redemption by wire is not available after 4:00 p.m. Eastern time, but redemptions by other available means may be made until 5:00 p.m. Eastern time.

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that with this fund, you should not write checks for less than $1,000. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to myScudder.com to get up-to-date information, review balances or even place orders for exchanges.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The fund can only accept wires of $100 or more.

Exchanges are a shareholder privilege, not a right: we may reject or limit any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

Earlier deadlines may be established for certain types of transactions. See the fund's Statement of Additional Information for more information.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received). There are two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances (as specifically set forth in the Statement of Additional Information and Section 22(e) of the Investment Company Act of 1940) prompt the SEC to allow further delays. Redemption payments may also be delayed in the event of closings of the Federal Reserve Bank's wire payment system.

How the fund calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV for this share class, the fund uses the following equation:

   TOTAL ASSETS - TOTAL LIABILITIES
--------------------------------------  = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

             o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

             o close your account and send you the proceeds if your balance falls below $100,000 for at least 30 days; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts)

             o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

             o change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchases and sales of shares.) A fund may not always pay a distribution for a given period.

The fund intends to declare income dividends daily, and pay them monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may make additional distributions for tax purposes, if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the fund:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------------
o  taxable income dividends you receive from the fund
---------------------------------------------------------------------
o  short-term capital gains distributions you receive from the fund
---------------------------------------------------------------------

 Generally taxed at capital gains rates
---------------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------------
o  long-term capital gains distributions you receive from the fund

Because the fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the fund at the SEC's Public Reference
Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.

Scudder Investments                       SEC
----------------------------------------------------------------
222 South Riverside Plaza                 Public Reference Section
Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
myScudder.com                             www.sec.gov
1-800-SCUDDER                             1-202-942-8090


SEC File Number
----------------------------------------------------------------
Scudder Money Market Series -- Managed Shares           811-3495






Distributor
Scudder Investor Services, Inc.
Two International Place Boston, MA 02110-4103



SCUDDER
INVESTMENTS


A member of [LOGO] Zurich Scudder Investments

                           SCUDDER MONEY MARKET TRUST
                             Two International Place
                              Boston, MA 02110-4103
                                 1-800-553-6360
                      1-800-537-3177 (Institutional Shares)

             Scudder Money Market Trust is a professionally managed,
                     open-end management investment company.


                           SCUDDER MONEY MARKET SERIES
                              Prime Reserve Class S
                            Prime Reserve Class AARP
                                 Premium Class S
                               Premium Class AARP
                              Institutional Shares
                                 Managed Shares









                A mutual fund seeking as high a level of current
             income as is consistent with liquidity, preservation of
               capital and the Fund's investment policies through
                              investing exclusively
    in high quality short-term securities and certain repurchase agreements.







--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION
                                 October 1, 2001


--------------------------------------------------------------------------------

This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the applicable prospectus of Scudder Money Market Trust, dated October 1, 2001, as may be amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103. The Annual Report to Shareholders of Scudder Money Market Series dated May 31, 2001 is incorporated by reference into and is hereby deemed to be part of this Statement of Additional Information. The Annual Report may be obtained without charge by calling 1-800-225-5163.

                                TABLE OF CONTENTS
                                                                            Page


INVESTMENT RESTRICTIONS........................................................1
INVESTMENT POLICIES AND TECHNIQUES.............................................1
MANAGEMENT OF THE FUND.........................................................8
         Investment Advisor....................................................8
         Brokerage Commissions................................................11
         Administrative Agreement.............................................13
         Underwriter..........................................................13
FUND SERVICE PROVIDERS........................................................14
         Transfer Agent.......................................................14
         Custodian............................................................15
         Auditors.............................................................15
         Legal Counsel........................................................15
         Fund Accounting Agent................................................15
PERFORMANCE...................................................................15
PURCHASE AND REDEMPTION OF SHARES.............................................19
         Investment Plan Options..............................................28
DIVIDENDS, CAPITAL GAINS AND TAXES............................................30
NET ASSET VALUE...............................................................32
OFFICERS AND TRUSTEES.........................................................33
         Beneficial Ownership.................................................35
FUND ORGANIZATION AND SHAREHOLDER RIGHTS......................................36
ADDITIONAL INFORMATION........................................................37
FINANCIAL STATEMENTS..........................................................38
APPENDIX

                             INVESTMENT RESTRICTIONS

Unless specified to the contrary, the following restrictions are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

The Fund has elected to be classified as a diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, the Fund may not:

(1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(5)  purchase   physical   commodities   or   contracts   relating  to  physical
     commodities;

(6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or

(7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. (The Fund's concentration in the banking industry is described below.)

As a matter of nonfundamental policy (may be changed without the approval of a majority of the outstanding voting securities of the Fund), the Fund currently does not intend to:

(1) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; or

(2)  lend portfolio securities in an amount greater than 5% of its total assets.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objectives and Policies

Scudder Money Market Series (the "Fund") is a diversified investment portfolio of Scudder Money Market Trust (the "Trust"), a professionally managed open-end, management investment company. The Fund seeks to provide investors with as high a level of current income as is consistent with liquidity, preservation of capital and the Fund's investment policies through investing exclusively in high-quality short-term securities and certain repurchase agreements. There can be no assurance that the Fund will achieve its investment objectives.

The Fund currently offers six classes of shares as follows: Premium Class S Shares, Prime Reserve Class S Shares, Managed Shares, Institutional Shares, Premium Class AARP, and Prime Reserve Class AARP. These different classes are offered to provide investors with different purchase options. Each class has its own important features and policies. Shares of each Class AARP are especially designed for members of AARP.

Securities in which the Fund invests may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity and greater market risk. The Fund will seek to maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so.

Except as otherwise indicated, the Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders.

The  Fund's  investment  advisor  is  Zurich  Scudder  Investments,   Inc.  (the
"Advisor"), a leading provider of U.S. and international investment management services for clients throughout the world. See "Investment Advisor."

Descriptions in the Statement of Additional Information of a particular investment practice or technique in which the Fund may engage, or a financial instrument which the Fund may purchase, are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

The Fund invests exclusively in a broad range of high quality short-term securities that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit ("CD's"), bankers' acceptances and variable amount master demand notes.

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and
(iii) have branches or agencies in the U.S.; and the obligations must be, in the opinion of the Advisor, of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations. The Fund may not invest more than 10% of the value of its total assets in illiquid securities including fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days.

The Fund may invest in U.S. dollar-denominated certificates of deposit and promissory notes issued by Canadian affiliates of U.S. banks under circumstances where the instruments are guaranteed as to principal and interest by the U.S. bank. While foreign obligations generally involve greater risks than those of domestic obligations, such as risks relating to liquidity, marketability, foreign taxation, nationalization and exchange controls, generally the Advisor believes that these risks are substantially less in the case of instruments issued by Canadian affiliates that are guaranteed by U.S. banks than in the case of other foreign money market instruments.

There is no limitation on the amount of the Fund's assets that may be invested in obligations of foreign banks that meet the conditions set forth above. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Governmental agency or instrumentality.

Except for obligations of foreign banks and foreign branches of U.S. banks, the Fund will not invest in the securities of foreign issuers. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements).

Generally, the commercial paper purchased by the Fund is limited to direct obligations of domestic corporate issuers, including bank holding companies, which obligations, at the time of investment, are (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's"), "A-1" or better by Standard & Poor's Ratings Services ("S&P") or "F-1" by Fitch Investors Service, Inc. ("Fitch"),
(ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Advisor in accordance with procedures adopted by the Trust's Board of Trustees.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that have remaining maturities of not more than 397 calendar days and that are rated "Aa" or better by Moody's or "AA" or better by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Advisor of an investment quality comparable to rated securities in which the Fund may invest. The Advisor monitors the issuers of such master demand notes on a daily basis. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. The Fund may not invest in a master demand note if, as a result, more than 10% of the value of its total net assets would be invested in such notes.

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P or Fitch.

The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Advisor, it is of investment quality comparable to other rated investments that are permitted by the Fund.

For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

All of the securities in which the Fund will invest must meet credit, quality and diversification standards applied by the Advisor pursuant to procedures established by the Board of Trustees. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Advisor will dispose of any such security, as soon as practicable, unless the Trustees of the Trust determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Master/feeder Structure

The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Commercial Paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated "Prime-1" by Moody's or "A-1" by S&P or, if not rated by Moody's or S&P, is issued by companies having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

Corporate Obligations. Investment in corporate debt obligations involves credit and interest rate risk. The value of fixed-income investments will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt obligations generally offer less current yield than securities of lower quality, but lower-quality securities generally have less liquidity, greater credit and market risk, and as a result, more price volatility. Longer term bonds are, however, generally more volatile than bonds with shorter maturities.

Floating and Variable Rate Instruments. Certain of the obligations that the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals. The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Advisor will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the Securities and Exchange Commission (the "SEC") which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund borrowing and lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund borrowing and lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

Investments in the Banking Industry. To the extent the Fund invests in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, and the effects of competition within the banking industry as well as with other types of financial institutions.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit backed investments.

Loans of Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least

100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not enter into any security lending arrangement having a duration of longer than one year. Securities that the Fund may receive as collateral will not become part of the Fund at the time of the loan. In the event of a default by the borrower, the Fund will, if permitted by law, dispose of the collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. The Fund will not lend securities having a value that exceeds 5% of the current value of its total assets. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust or the Advisor.

Maintenance of $1.00 Net Asset Value and Credit Quality. Pursuant to a Rule of the SEC, the Fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under that Rule, the Trustees of the Fund have approved policies established by the Fund's Advisor reasonably calculated to prevent the Fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Trustees of the Fund will periodically review the Advisor's operations under such policies at regularly scheduled Trustees' meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by the Fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of the Fund's investments, as a matter of non-fundamental policy, the Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. The Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time during such period. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

Municipal Notes. The Fund may invest in municipal notes. Municipal notes include, but are not limited to, Tax Anticipation Notes ("TANs"), Bond Anticipation Notes ("BANs"), Revenue Anticipation Notes ("RANs"), Construction Loan Notes and Project Notes. Municipal Notes generally have maturities at the time of issuance of three years or less. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer. Project notes are issued by local housing authorities to finance urban renewal and public housing projects and are secured by the full faith and credit of the U.S. Government.

         BANs The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used by the issuers to pay the principal of, and interest on, BANs.

         RANs A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         TANs An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making the issuer's payments on TANs.

Obligations of U.S. Government Agencies and Instrumentalities. Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow form the U.S. Treasury (such as securities of the Federal Home Loan Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Fannie Mae), or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

Real Estate. The Fund has reserved the freedom of action to hold or sell real estate acquired as a result of the Fund's ownership of securities. In the event that the Fund holds or sells real estate, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, if the Fund were to hold and to sell real estate, an investment in the Fund may be riskier than an investment in a money market fund that does not reserve the freedom of action to hold or sell real estate.

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value
(including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Securities with Put Rights. The Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the 1940 Act, and with commercial banks.

The right of the Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

The Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Advisor, present minimal credit risks. The ability of the Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Fund. Where the Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized capital gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized gain or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by the Fund will not be considered shortened by any put to which such obligation is subject.

When-Issued Securities. The Fund may purchase securities on a "when-issued" or "forward delivery" basis for payment and delivery at a later date. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities takes place at a later date. During the period between purchase and settlement, no payment is made by the purchasing Fund to the issuer and no interest on the when-issued or forward delivery securities accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

                             MANAGEMENT OF THE FUND

Investment Advisor

Zurich Scudder Investments, Inc. (the "Advisor"), an investment counsel firm, acts as investment advisor to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Advisor introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Advisor, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Advisor. The Advisor's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders. On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and

Zurich  Allied A.G. in  Switzerland,  was unified  into a single  Swiss  holding
company,   Zurich  Financial  Services.  On  January  1,  2001,  Scudder  Kemper
Investments, Inc. changed its name to Zurich Scudder Investments, Inc.

Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over 280 open and closed-end mutual funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Advisor with respect to the Fund are based primarily on the analyses of its own research department.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to that fund.

In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.


The present investment management agreement (the "Agreement") was approved by the Trustees on August 13, 2001 and became effective August 13, 2001. The Agreement continues in effect until September 30, 2002 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of its assignment.


Under the Agreement each Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of a Fund. A Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Trust with respect thereto.

The Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Zurich Scudder Investments, Inc.," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation, with respect to a Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trusts' investment products and services.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of a Fund who are not "interested persons" of the Advisor are represented by independent counsel at a Fund's expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Under the Investment Management Agreement between the Fund and the Advisor, the Fund agrees to pay the Advisor a fee equal to a rate of 1/12 of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement.

For the Fund's fiscal year ended May 31, 2001, the Advisor did not impose fees of $14,256,322 and did impose fees of $9,133,315. For the Fund's fiscal year ended May 31, 2000, the Advisor did not impose fees of $7,384,398, and did impose fees of $5,634,678. For the five-month period ended May 31, 1999, the Advisor did not impose fees of $1,698,744, and did impose fees of $1,334,728.

The Agreement also provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, provided that nothing in the agreement shall be deemed to protect or purport to protect against any liability to the Trust, the Fund or the Fund's shareholders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the duties, or by reason of reckless disregard of the obligations and duties hereunder.

Any person, even though also employed by Scudder, who may be or become an employee of and paid by the Fund shall be deemed, when acting within the scope of his or her employment by the Fund, to be acting in such employment solely for the Fund and not as an agent of Scudder.

The Agreement will continue in effect from year to year provided such continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Brokerage Commissions

Allocation  of  brokerage  may  be  placed  by the Advisor.
-----------------------------------------------------------


The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

In selecting among firms believed to meet the criteria for handling a particular transaction, the Advisor may give consideration to those firms that have sold or are selling shares of the Fund or other funds managed by the Advisor.

Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund and not all such information is used by the Advisor in connection with the Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Fund.

The Board of Trustees of the Fund review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

AMA InvestmentLink(SM) Program

Pursuant to an Agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Code of Ethics

The Fund, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 under the Investment Company Act. Board members, officers of the Fund and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Administrative Agreement

The Fund has entered into an administrative services agreement with Zurich Scudder (the "Administrative Agreements"), pursuant to which Zurich Scudder will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by Zurich Scudder under its investment management agreement with the Fund, as described above) in exchange for the payment by each class of an administrative services fee (each an "Administrative Fee") for Prime Reserve Class S and Prime Reserve Class AARP of 0.400% of its average daily net assets, for Premium Class S and Premium Class AARP 0.250% of its average daily net assets, for Managed 0.250% of its average daily net assets and for Institutional shares 0.100% of its average daily net assets. One effect of these arrangements is to make the Fund's future expense ratio more predictable. Each Administrative Fee became effective on August 14, 2000. For the period from August 14, 2000 through May 31, 2001, the Administrative Fee was as follows:




                                              Total                   Unpaid at
Administrative Fee                          Aggregated              May 31, 2001
-------------------                         -----------             ------------


Prime Reserve Class AARP               $     764,852            $     72,054
Prime Reserve Class S                        160,595                  18,563
Premium Class AARP                           152,784                  35,971
Premium Class S                            2,126,054                 208,627
Managed Shares                             1,044,315                 110,243
Institutional Shares                       5,522,983                 328,920
--------------------------------------------------------------------------------
                                       $   9,771,583            $    774,378

The Advisor has agreed to waive a portion of the Administrative Fee. For Managed Shares the fees not imposed amounted to $156,037 and for Institutional Shares the fees not imposed amounted to $2,275,380.

Various third-party service providers (the "Service Providers"), some of which are affiliated with Zurich Scudder, provide certain services to the Fund pursuant to separate agreements with the Fund. Scudder Fund Accounting
Corporation, a subsidiary of Zurich Scudder, computes net asset value for the Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Zurich Scudder, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of Zurich Scudder, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of the Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax, and related services. Dechert acts as general counsel for the Fund. In addition to the fees it pays under its investment management agreement with Zurich Scudder, the Fund pays the fees and expenses associated with these service arrangements, as well as the Fund's insurance, registration, printing, postage and other costs.

Zurich Scudder will pay the Service Providers for the provision of their services to the Fund and will pay other Fund expenses, including insurance, registration, printing and postage fees. In return, the Fund will pay Zurich Scudder an Administrative Fee.

The Administration Agreement has an initial term of three years, subject to earlier termination by the Fund's Board. The fee payable by the Fund to Zurich Scudder pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

Certain expenses of the Fund will not be borne by Zurich Scudder under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with Zurich Scudder.


Underwriter

Pursuant to a contract with the Trust, Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Advisor, serves as the Trust's principal underwriter in connection with a continuous offering of shares of the Trust. The Distributor may enter into agreements with other broker/dealers for the distribution of Fund shares. The Distributor receives no remuneration for its services as principal underwriter and is not obligated to sell any specific amount of Fund shares. As principal underwriter, it accepts purchase orders for shares of the Fund. In addition, the Underwriting Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Fund. After the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. The Distributor will also pay for supplemental sales literature and advertising costs. The Distributor may enter into agreements with other broker dealers for the distribution of Fund shares.


The Trust's underwriting agreement dated August 7, 2000, will remain in effect until September 30, 2002, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on August 14, 2001. Under the principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.


The Distributor pays for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor pays all fees and expenses in connection with its qualification and registration as a broker/dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that the Fund shall bear some or all of such expenses.

         Note: Although the Trust does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, the Trust will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, were adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

As agent the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                             FUND SERVICE PROVIDERS

Transfer Agent

Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Trust and as such performs the customary services of a Transfer Agent and dividend disbursing agent. These services include, but are not limited to: (i) receiving for acceptance in proper form orders for the purchase or redemption of Fund shares and promptly effecting such orders; (ii) recording purchases of Fund shares and, if requested, issuing stock certificates; (iii) reinvesting dividends and distributions in additional shares or transmitting payments therefor; (iv) receiving for acceptance in proper form transfer requests and effecting such transfers; (v) responding to shareholder inquiries and correspondence regarding shareholder account status;
(vi) reporting abandoned property to the various states; and (vii) recording and monitoring daily the issuance in each state of shares of the Fund of the Trust. Effective October 1, 1995, the Service Corporation applies an aggregate minimum annual fee of $220,000 for servicing shareholder accounts. The minimum monthly charge to the Fund shall be the pro rata portion of the aggregate annual fee, determined by dividing such aggregate annual fee by the number of Funds of the Corporation. Prior to the implementation of the Administrative Agreement, an account activity fee of $16.00 per year was charged for any account which at any time during any month had a share balance in any Fund of the Corporation. When the Fund's monthly activity charges do not equal or exceed the minimum monthly charge, the minimum will be charged. Prior to August 14, 2000, the following amounts were charged to the classes of the Fund:

          Prime Reserve Class S                  $       25,011
          Premium Class S                                88,647
          Managed Shares                                 21,531
          Institutional Shares                           13,691

For the fiscal year ended May 31, 2000, the Service Corporation's fee amounted to $102,310 for Managed Shares, $48,176 for Institutional Shares, $461,604 for Premium Shares and $132,243 for Prime Reserve Shares, for a total of $744,333, $99,963 of which is unpaid as of May 31, 2000. For the five months ended May 31, 1999, the Service Corporation's fee amounted to $43,274 for Managed Shares, $13,203 for Institutional Shares, $184,338 for Premium Shares and $41,608 for Prime Reserve Shares.

Custodian

Portfolio securities of the Fund are held separately, pursuant to a custodian agreement, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 as custodian.

Auditors

The financial highlights of the Fund included in the Institutional Shares, the Money Market Series Premium Class S and Class AARP and Prime Reserve Class S and Class AARP shares, and the Managed Shares prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax and related services.

Legal Counsel

Dechert acts as general counsel for the Fund.

Fund Accounting Agent


Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Advisor, computes net asset value for the Funds. Prior to the implementation of the Administrative Agreement, the Fund paid SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Prior to August 14, 2000, the amount charged to the Fund by SFAC aggregated $111,376, all of which is paid at May 31, 2001. For the fiscal year ended May 31, 2000, Scudder Fund Accounting Corporation's fee amounted to $478,549, of which $125,067 was unpaid at May 31, 2000. For the five-month period ended May 31, 1999, Scudder Fund Accounting Corporation's fee amounted to $129,426.


                                   PERFORMANCE

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be calculated separately for each class of the Fund's shares. Because each class of shares is subject to different expenses, the net yield of each class of a particular Fund for the same period may differ. These performance figures may be calculated in the following manner:

Yield

The Trust makes available various yield quotations with respect to shares of the Fund. The annualized yield for the Fund for the seven-day period ended May 31, 2001 for the Institutional Shares and Managed Shares was 4.24% and 4.10%, respectively. The annualized yield for the Premium Class S and Prime Reserve Class S shares for the seven-day period ended May 31, 2001 was 4.05% and 3.90%, respectively. If the Advisor had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended May 31, 2001 would have been lower.

The Fund's yield may fluctuate daily and does not provide a basis for determining future yields. The foregoing yields were computed separately for each class of the Fund by determining the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses, including the management fee payable to the Advisor.

Current yield for the Fund will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Fund. Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities and compute expenses.

Effective Yield

The effective yield for the Fund is calculated in a similar fashion to yield, except that the seven-day period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1

The effective yields (i.e., on a compound basis, assuming the daily reinvestment of dividends) for the Fund, for the seven-day period ended May 31, 2001 for the Institutional Shares and Managed Shares was 4.32% and 4.19%, respectively. The effective yield for the Premium Class S and Prime Reserve Class S for the seven-day period ended May 31, 2001 was 4.13% and 3.98%, respectively. If the Advisor had not absorbed a portion of the fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended May 31, 2001 would have been lower.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years and the life of the Fund, where applicable, all ended on the last day of a recent calendar quarter and is calculated separately for each class of the Fund. Average annual total return quotations reflect changes in the price of the Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in the same class of Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:
                       T         =       Average Annual Total Return
                       P         =       a hypothetical initial investment of $1,000
                       n         =       number of years
                       ERV       =       ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

           Average Annual Total Return for Periods Ended May 31, 20011

                                                 Since
                                               Inception*      One Year      Five Years      Ten Years
                                               ---------       --------      ----------      ---------

Institutional Shares                                5.71%        6.24%           N/A            N/A
Managed Shares                                       N/A         6.07           5.43%          4.85%
Premium Money Market Class AARP Shares              3.75          N/A            N/A            N/A
Premium Money Market Class S Shares                 5.61         6.06            N/A            N/A
Prime Reserve Money Market Class AARP Shares        4.53          N/A            N/A            N/A
Prime Reserve Money Market Class S Shares           5.41         5.82            N/A            N/A


^1 The Advisor maintained Fund expenses for the fiscal year ending May 31, 2001. The Average Annual Total Return for the fiscal year ended May 31, 2001 would have been lower if the Advisor had not maintained expenses.

* The Institutional shares of Scudder Money Market Series commenced operations on August 4, 1997. Class S of Premium shares of Scudder Money Market Series commenced operations on August 4, 1997. Class AARP of Premium shares of Scudder Money Market Series commenced operations on October 2, 2000. Class S of Prime Reserve shares of Scudder Money Market Series commenced operations on October 15, 1998. Class AARP of Prime Reserve shares of Scudder Money Market Series commenced operations on August 14, 2000.

Cumulative Total Return

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated separately for each class of shares of the Fund by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

Where:

                       C         =        Cumulative Total Return
                       P         =        a hypothetical initial investment of $1,000
                       ERV       =        ending redeemable value:  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

             Cumulative Total Return for Periods Ended May 31, 2001^1

                                                          Since
                                                        Inception*      One Year      Five Years      Ten Years
                                                        ---------       --------      ----------      ---------

Institutional Shares                                       23.66%         6.24%           N/A            N/A
Managed Shares                                              N/A           6.07          30.23%          60.50%
Premium Money Market Class AARP Shares                      3.75%          N/A            N/A            N/A
Premium Money Market Class S Shares                       23.73%          6.06            N/A            N/A
Prime Reserve Money Market Class AARP Shares                4.53           N/A            N/A            N/A
Prime Reserve Money Market Class S Shares                 14.84%          5.82            N/A            N/A


^1 The Advisor maintained Fund expenses for the fiscal year ending May 31, 2001. The Average Annual Total Return for the fiscal year ended May 31, 2001 would have been lower if the Advisor had not maintained expenses.

* The Institutional shares of Scudder Money Market Series commenced operations on August 4, 1997. The Premium shares of Scudder Money Market Series commenced operations on August 4, 1997. Class AARP of Premium shares of Scudder Money Market Series commenced operations on October 2, 2000. The Prime Reserve shares of Scudder Money Market Series commenced operations on October 15, 1998. Class AARP of Prime Reserve shares of Scudder Money Market Series commenced operations on August 14, 2000.

Total Return

Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Comparison of Fund Performance

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Advisor has under management in various geographical areas may be quoted in advertising and marketing materials.

The Fund may be advertised as an investment choice in Scudder's college planning program.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

The Program

Scudder Treasurers Trust(TM) (the "Program") is a corporate and institutional cash investment program with respect to the Fund. The Program is designed especially for treasurers and financial officers of small- and middle-sized corporations and financial institutions. The Program reduces substantially the costs and inconvenience of direct investment in individual securities and helps reduce risk by diversifying investments across a broad range of securities. The Program also provides flexibility since shares can be redeemed from or exchanged between any of the participating money market funds at no extra cost, with the exception of the Institutional Shares which are not exchangeable.

The Program seeks to provide busy executives with assistance in the professional management of their cash reserves. These executives frequently engage experts (meaning experienced professionals) for services requiring specialized knowledge and expertise. The investment of liquid assets is one such service. The Fund has a different objective and offers full-time professional reserve asset management, which is frequently not available from traditional cash management providers. The Program can help institutional cash managers take advantage of today's investment opportunities and techniques to improve the performance of their liquid assets.

The Program allows small- and middle-sized businesses and other institutions to take advantage of the investment management services of the Advisor. The Advisor's investment counsel clients include corporations, foundations, institutions, insurance companies, endowments, trusts, retirement plans and individuals.

The Fund also anticipates lower expense ratios than those of money market mutual funds designed for individual investors because the Fund's average account balances are normally higher than those of the average money market fund. The Program also offers special services designed for the convenience of corporate and institutional treasurers.

The Fund seeks to provide the combination of price stability, liquidity and current income that treasurers often require for liquid assets such as operating reserves.

                        PURCHASE AND REDEMPTION OF SHARES

Additional Information About Opening an Account


All new investors in Class AARP of the Fund are required to provide an AARP membership number on their account application. In addition, Class S shares of the Fund are generally not available to new investors as of December 29, 2000.

The following investors may continue to purchase Premium Class S and Prime Reserve Class S shares of Scudder Funds after December 29, 2000:

1. Existing shareholders of Class S shares of any Scudder Fund as of December 29, 2000, and household members residing at the same address.

2. After June 30, 2001, only investors who owned Class S shares as of June 30, 2001 and household members residing at the same address may open new accounts in Class S of any Scudder Fund.

3.   Any retirement, employee stock, bonus, pension or profit sharing plans.

4. Any participant who owns Class S shares of any Scudder Fund through an employer sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December 29, 2000 may, at a later date, open a new individual account in Class S of any Scudder Fund.

5. Any participant who owns Class S shares of any Scudder Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies for individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 29, 2000.

6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of Zurich Financial Services and its affiliates.


7. Class S shares are available to any accounts managed by Zurich Scudder Investments, Inc., any advisory products offered by Zurich Scudder Investments, Inc. or Scudder Investor Services, Inc., and to the portfolios of Scudder Pathway Series.


8. Registered investment advisors ("RIAs") may continue to purchase Class S shares of Scudder Funds for all clients until June 30, 2001. After June 30, 2001, RIAs may purchase Class S shares for any client that has an existing position in Class S shares of any Scudder Funds as of June 30, 2001.

9. Broker-dealers and RIAs who have clients participating in mutual fund wrap fee programs may continue to purchase Class S shares of Scudder Funds until June 30, 2001. After June 30, 2001, broker dealers and RIAs may purchase Class S shares in mutual fund wrap fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, after June 30, 2001, a broker-dealer with a mutual fund wrap program that invests in one or more Scudder Funds as a fixed component of the program's asset allocation model will be eligible to purchase Class S shares on behalf of any client who invests in such a program.

10. Scudder Investor Services, Inc. may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.

Purchasing Shares -- Prime Reserve Class S and Class AARP Shares, Premium Class S and Class AARP Shares, Managed Shares

The Fund has specific minimum initial investment requirements for each class of shares as follows:

Class of Shares              Minimum Initial Investment     Subsequent Minimum Investment
---------------              --------------------------     -----------------------------
Prime Reserve Class S                      $10,000                           $50
Prime Reserve Class AARP                   $10,000                           $50
Premium Class S                            $25,000                           $50
Premium Class AARP                         $25,000                           $50
Managed Shares                             $100,000               $1,000 (regular accounts)
                                                                         $100 (IRAs)
                                                              $50 or more (Automatic Investment
                                                                           Plan)

The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Trustees and officers of the Trust. The Fund, Scudder Investor Services, Inc. and Cash
Products Group each reserve the right to reject any purchase order. The Fund will be invested in full and fractional shares.

Purchasing Shares -- Institutional Shares

The Fund has specific minimum initial investment requirements for each class of shares. Institutional Shares require a $1,000,000 minimum investment and have no minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Fund and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Fund. Investment minimums may also be waived for Trustees and officers of the Trust. The Fund, Scudder Investor Services, Inc. and Scudder Financial Intermediary Services Group each reserves the right to reject any purchase order. The Fund will be invested in full and fractional shares.

Wire Transfer of Federal Funds

Orders for shares of the Fund will become effective when an investor's bank wire order or check is converted into federal funds (monies credited to the account of State Street Bank and Trust Company (the "Custodian") with its registered Federal Reserve Bank). If payment is transmitted by the Federal Reserve Wire System, the order will become effective upon receipt. Orders will be executed at 5:00 p.m. on the same day if a bank wire or check is converted to federal funds or a federal funds' wire is received by 5:00 p.m. In addition, if investors known to the Fund notify the Fund by 5:00 p.m. that they intend to wire federal funds to purchase shares of the Fund on any business day and if monies are received in time to be invested, orders will be executed at the net asset value per share determined at 4:00 p.m. the same day. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the check is deposited.

Shares of the Fund may be purchased by writing or calling State Street Bank and Trust Company (the "Transfer Agent"). Orders for shares of a particular class of the Fund will be executed at the net asset value per share of such class next determined after an order has become effective.

Checks drawn on a non-member bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value. By investing in the Fund, a shareholder appoints the Transfer Agent to establish an open account to which all shares purchased will be credited, together with any dividends and capital gains distributions that are paid in additional shares.

Additional Information About Making Subsequent Investments by QuickBuy

Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. Eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Certificates

Due to the desire of the Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of the Class AARP of the relevant Scudder Fund into which the AARP Fund was reorganized. The Class AARP shares of each fund will not issue certificates representing shares received in connection with the reorganization.

The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

Other Information

The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

Exchanges And Redemptions

Payment of redemption proceeds may be made in securities upon consent of a redeeming shareholder. The Trust may suspend the right of redemption with respect to the Fund in the following instances as described in, and in compliance with, Section 22(e) of the Investment Company Act of 1940: (i) during any period when trading on the Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings, (ii) during any period when an emergency exists as a result of which (a) disposal of the Portfolio's investments is not reasonably practicable, or (b) the SEC has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable. In addition, the Trust may delay payment of redemptions with respect to the Fund in the event of a closing of the Federal Reserve Bank's wire payment system until a reasonable time after the system reopens, but in any event the Trust may not delay payment more than seven business days except under the circumstances discussed above.

A shareholder's Fund account remains open for up to one year following complete redemption and all costs during the period will be borne by the Trust. This permits an investor to resume investments.

Exchanges

Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The exchange privilege is not applicable for Institutional Shares. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account.

             Class of Shares                     Minimum Exchange Amount
             ---------------                     -----------------------
             Prime Reserve Class S                           $50

             Prime Reserve Class AARP                        $50

             Premium Class S                                 $50

             Premium Class AARP                              $50

             Managed Shares                               $1,000

Exchanges into other Scudder Funds may have lower minimum exchange requirements. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $1,000 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. These exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 for Prime Reserve Class S, Premium Class S or Managed shares or 1-800-253-2277 for Prime Reserve Class AARP or Premium Class AARP.

Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

(a) In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account. NEW INVESTORS wishing to establish the telephone redemption privilege must complete the appropriate section on the application.

(b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

Telephone redemption is not available with respect to shares represented by share certificates or shares held in certain retirement accounts.

If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Managed Shares have a $5 charge for wire redemptions unless it is for an amount of $1,000 or greater or it is a sweep account.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. Redemptions must be for at least $50 and a maximum of $250,000. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

Any  existing  share  certificates   representing  shares  being  redeemed  must
accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed.

In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within one business day of when your order is processed.

The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption by Checkwriting

All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $1,000 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Fund pays the bank charges for this service. However, the Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Redemption-in-Kind

If conditions exist which make cash payments undesirable, upon consent of a redeeming shareholder, the Trust may honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Minimum Balances for Managed Shares

The initial minimum investment requirement in the Managed Shares of the Fund is $100,000. Shareholders should maintain a share balance worth at least $100,000 (which minimum amount may be changed by the Board of Trustees).

Shareholders whose account balance falls below $100,000 for at least 30 days will be given 60 days' notice to bring the account back up to $100,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, the Advisor reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Minimum Balances for Prime Reserve Shares, Class S and Class AARP

Initial minimum investment in these shares is $10,000. Shareholders should maintain a share balance worth at least $7,500. Account balances will be reviewed periodically and the Advisor reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts that have a value below $7,500 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.

Minimum Balances for Premium Shares, Class S and Class AARP

Initial minimum investment in these shares is $25,000. Shareholders should maintain a share balance worth at least $20,000. Account balances will be reviewed periodically and the Advisor reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts that have a value below $20,000 where such a reduction in value has occurred due to a redemption, exchange, or transfer out of the account.

Minimum Balance for Institutional Shares of Scudder Money Market Series

The initial minimum investment requirement in the Institutional Shares of the Fund is $1,000,000. Shareholders should maintain a share balance worth at least $1,000,000 (which minimum amount may be changed by the Board of Trustees).

Shareholders whose account balance falls below $1,000,000 for at least 30 days may be given 60 days' notice to bring the account back up to $1,000,000 or more. Where a reduction in value has occurred due to a redemption out of the account and the account balance is not increased in 60 days, the Advisor reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Expedited Redemption Service

In order to request the Expedited Redemption Service for Institutional Shares, shareholders must have completed and returned to the Transfer Agent the application electing this option. Redemption of shares may be requested by calling 1-800-537-3177 or by faxing a request to 1-800-537-9960. Expedited Redemption Service orders that arrive before 12 noon will be processed that day, and, if possible, those arriving between noon and 4 p.m. will be processed that day as well. Expedited Redemption Service is not available between 4:00 p.m. and 5:00 p.m., but redemptions by other available means may be made until 5:00 p.m. Eastern time.

Redemption by Wire

Shareholders may request to have redemption proceeds wired to their pre-designated bank account. If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. The Institutional Shares do not charge a wire fee.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

Dividends and Capital Gains Distribution Options -- Premium Class S, Premium Class AARP, Prime Reserve Class S, Prime Reserve Class AARP and Managed Shares

Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. For retirement plans, reinvestment is the only option. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 for Premium Class S shares, Prime Reserve Class S shares and Managed shares and 1-800-253-2277 for Premium Class AARP and Prime Reserve Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the same class of the Fund.

Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct Distributions Program. Shareholders who elect to participate in the Direct Distributions Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Premium Class S shares, Prime Reserve Class S shares and Managed shares and 1-800-253-2277 for Premium Class AARP and Prime Reserve Class AARP. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Reports to Shareholders

The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Fund.

Transaction Summaries

Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163 for Premium Shares, Prime Reserve Shares and Managed Shares or 1-800-537-3177 for Institutional Shares.

Investment Plan Options

The information regarding Special Plan Accounts does not apply to Institutional Shares of Scudder Money Market Series.

Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax Advisor with respect to the suitability requirements and tax aspects thereof.

Shares of a Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by a Fund's distributor depending on the provisions of the relevant plan or IRA.

None  of  the  plans   assures  a  profit  or  guarantees   protection   against
depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase

Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

Shares of a Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code. A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions to an IRA of up to the maximum contribution amount described below for each year prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions. An eligible individual may contribute up to the maximum contribution amount of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to the maximum contribution amount per individual for married couples, even if only one spouse has earned income). The maximum contribution amount (whether deductible or nondeductible) permitted to be made to an IRA is $2000 for the 2001 year, and is increased to $3,000 for 2002 through 2004, to $4,000 for 2005 through 2007, and to $5,000 for
2008. After 2008, the maximum contribution amount will be adjusted to reflect increases in the cost of living. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years, increasing to $1,000 for years after 2005. Further, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA: Individual Retirement Account

Shares of a Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

A single individual earning below $95,000 can contribute up to the maximum contribution amount per year to a Roth IRA. The maximum contribution amount (whether deductible or nondeductible) permitted to be made to an IRA is $2000 for the 2001 year, and is increased to $3,000 for 2002 through 2004, to $4,000 for 2005 through 2007, and to $5,000 for 2008. After 2008, the maximum contribution amount will be adjusted to reflect increases in the cost of living. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years, increasing to $1,000 for years after 2005. Further, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can each contribute the full maximum contribution amount each year (for example, in 2001 each spouse could contribute $2,000 to his or her IRA, for aggregate IRA contributions of $4,000). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed the maximum contribution amount. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who completed the rollover in 1998 were allowed to spread the tax payments over a four-year period. Since 1999, all taxes on such a rollover have had to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

Shares of a Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Fund's Transfer Agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

The minimum account balance required to establish an automatic withdrawal plan on regular accounts is $5,000. An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Premium Class S shares, Prime Reserve Class S shares and Managed shares and 1-800-253-2277 for Premium Class AARP and Prime Reserve Class AARP shares.

Group or Salary Deduction Plan

An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

Shareholders  may  arrange  to  make  periodic   investments  through  automatic
deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                       DIVIDENDS, CAPITAL GAINS AND TAXES

The Trust declares dividends on the outstanding shares of the Fund from the Fund's net investment income at the close of each business day to shareholders of record at 5:00 p.m. on the day of declaration. Realized capital gains and losses (other than long-term capital gains) may be taken into account in determining the daily distribution. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record 5:00 p.m. on that day.

Investment income for the Fund includes, among other things, interest income and accretion of market and original issue discount and amortization of premium.

Dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Net realized capital gains, after utilization of capital loss carryforwards, if any, will be distributed annually, although an additional distribution may be necessary to prevent the application of a federal excise tax. Dividends and distributions will be invested in additional shares of the same class of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. The Fund forwards to the Custodian the monies for dividends to be paid in cash on the payment date.

Shareholders who redeem all their shares prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

Taxes

The Prospectus for each class of shares of the Fund describes generally the tax treatment of distributions by the Trust. This section of the Statement includes additional information concerning federal taxes.

Qualification by the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; or other income derived with respect to its business of investing in stock securities or currencies (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trade or business. As a regulated investment company, the Fund generally will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its investment company taxable income (including net short-term capital gain) and at least 90% of the excess of its tax exempt interest income over attributable expenses earned in each year.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by the Fund that is subject to income tax will be considered to have been distributed by year-end. In addition, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which the dividend was declared. The Fund intends that it will timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

Any gain or loss realized upon a sale or redemption of shares of the Fund by an individual shareholder who is not a dealer in securities generally will be long- or short-term capital gain or loss, depending on the shareholder's holding period for the shares. However, any loss realized by a shareholder upon the sale or redemption of shares of the Fund held for six months or less is treated as long-term capital loss to the extent of any long-term capital gain distribution received by the shareholder on such shares. Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent shares of the Fund are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

Dividends paid out of the Fund's investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital losses) will be taxable to a shareholder as ordinary income. Because no portion of the Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. Properly designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares. From November 1, 2000 through May 31, 2001, the Fund incurred approximately $924,000 of net realized capital loss.


Investments by the Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

Gain derived by the Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount up to the amount of realized capital gain on the bonds, unless the Fund elects to include the market discount in income as it accrues which will be taxed as ordinary income as accrued.

The Fund may be required to withhold U.S. federal income tax at the rate of 30.5% (30% in 2002 and 2003) of all taxable distributions (other than redemption proceeds, provided the Fund maintains a constant net asset value per share) payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or if the Fund has been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Fund shareholders may be subject to state and local taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                 NET ASSET VALUE

Net asset value per share for each class of the Fund is determined by Scudder Fund Accounting Corporation, a subsidiary of the Advisor, on each day the Exchange is open for trading. The net asset value per share of the Fund is determined at 5:00 p.m. Eastern time. The Exchange normally is closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The net asset value per share of each class is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to that class, by the total number of outstanding shares of that class. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of the Fund's securities through receipt of regular reports from the Advisor at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                              OFFICERS AND TRUSTEES

The principal occupations of the Trustees and executive officers of the Trust for the past five years are listed below.

                                                                                            Position with
                                                                                            Underwriter, Scudder
                                      Position                                              Investor Services,
Name, Age and Address                 with Trust              Principal Occupation*         Inc.
---------------------                 ----------              --------------------          ----
Henry P. Becton (57)                  Trustee                 President and General         None
WGBH                                                          Manager, WGBH Educational
125 Western Avenue                                            Foundation
Allston, MA 02134

Linda C. Coughlin (49) # **           President and Trustee   Managing Director of Zurich   Senior Vice President
                                                              Scudder Investments, Inc.

Dawn-Marie Driscoll (54)              Trustee                 Executive Fellow, Center      None
4909 SW 9th Place                                             for Business Ethics,
Cape Coral, FL  33914                                         Bentley College; President,
                                                              Driscoll Associates
                                                              (consulting firm)

Edgar R. Fiedler (70)                 Trustee                 Senior Fellow and Economic    None
50023 Brogden                                                 Counsellor, The Conference
Chapel Hill, NC                                               Board, Inc.

Keith R. Fox (47)                     Trustee                 General Partner, Exeter       None
10 East 53rd Street                                           Group of Funds
New York, NY  10022

Jean Gleason Stromberg (57)           Trustee                 Consultant; Director,         None
3816 Military Road, NW                                        Financial Institutions
Washington, D.C.                                              Issues, U.S. General
                                                              Accounting Office
                                                              (1996-1997); Partner,
                                                              Fulbright & Jaworski (law
                                                              firm) (1978-1996)

Jean C. Tempel (58)                   Trustee                 Managing Director, First      None
One Boston Place                                              Light Capital (venture
23rd Floor                                                    capital firm)
Boston, MA 02108

Steven Zaleznick (46) #               Trustee                 President and CEO, AARP       None
                                                              Services, Inc.





                                       33

                                                                                           Position with
                                                                                           Underwriter, Scudder
                                      Position                                             Investor Services,
Name, Age and Address                 with Trust              Principal Occupation*        Inc.
---------------------                 ----------              --------------------         ----

Frank J. Rachwalski, Jr. (56) ***     Vice President          Managing Director of Zurich   None
                                                              Scudder Investments, Inc.

John R. Hebble (43) **                Treasurer               Senior Vice President of     Assistant Treasurer
                                                              Zurich Scudder Investments,
                                                              Inc.

John Millette (39)**                  Vice President and      Vice President of Zurich     None
                                      Secretary               Scudder Investments, Inc.

Caroline Pearson (39)**               Assistant Secretary     Managing Director of         Clerk
                                                              Zurich Scudder
                                                              Investments, Inc.;
                                                              Associate, Dechert Price &
                                                              Rhoads (law firm) 1989 to
                                                              1997

Thomas Lally (33)@                    Assistant Treasurer     Senior Vice President of     None
                                                              Zurich Scudder
                                                              Investments, Inc.

Thomas V. Bruns (44)***               Vice President          Managing Director of         None
                                                              Zurich Scudder
                                                              Investments, Inc.

William F. Glavin (43)**              Vice President          Managing Director of         Vice President
                                                              Zurich Scudder
                                                              Investments, Inc.

James E. Masur (41)**                 Vice President          Senior Vice President of     None
                                                              Zurich Scudder
                                                              Investments, Inc.

Kathryn L. Quirk (48) ##              Vice President and      Managing Director of         Director, Senior Vice
                                      Assistant Secretary     Zurich Scudder               President, Chief Legal
                                                              Investments, Inc.            Officer and Assistant
                                                                                           Clerk

Howard Schneider (44)**               Vice President          Managing Director of         None
                                                              Zurich Scudder
                                                              Investments, Inc.

Brenda Lyons (38) **                  Assistant Treasurer     Senior Vice President of     None
                                                              Zurich Scudder
                                                              Investments, Inc.


# Mr. Zaleznick and Ms. Coughlin are considered by the Fund and its counsel to be Trustees who are "interested persons" of the Advisor of the Fund, within the meaning of the 1940 Act, as amended.

* All of the Trustees and Officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

**   Address: Two International Place, Boston, Massachusetts

##   Address: 345 Park Avenue, New York, New York

***  Address: 222 South Riverside Plaza, Chicago, Illinois

Trustees of the Trust not affiliated with the Advisor receive from the Trust an annual fee and a fee for each Board of Trustees and Board Committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Advisor do not receive compensation from the Trust, but the Trust may reimburse such Trustees for all out-of-pocket expenses relating to attendance at meetings.

The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder Funds.

Beneficial Ownership

Certain accounts for which Zurich Scudder acts as investment advisor owned 368,712,284 shares in the aggregate, or 59.0% of the outstanding shares of Scudder Money Market Series -- Managed Shares on August 31, 2001. Zurich Scudder may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership therein.

As of August 31, 2000, the Trustees and Officers of Trust, as a group, owned less than 1% of the outstanding shares of Scudder Money Market Series (Managed and Institutional Shares, Premium S Class and Prime Reserve S Class shares) as of the commencement of operations.

Scudder Money Market Series (Managed Shares) Turtle & Co. Sweep, P.O. Box 927, Boston, MA 02209; Saturn & Company, 200 Clarendon Street, Boston, MA 02116; Citibank Private Banking, 333 W. 34th Street, New York, NY 10001; Hare & Co., One Wall Street, New York, NY 10005; Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890 held of record 28.67%, 23.88%, 7.99%, 13.14% and 12.59%, respectively, of the outstanding shares of the Fund.

Scudder Money Market Series (Institutional Shares) Cisco Systems, Inc, 170 W. Tasman Drive, San Jose, CA 95134; Bowen David (Fiduciary Trust Company) of Boston, MA; Zurich Capital Markets, 1 Chase Manhattan Plaza, New York, NY 10005; Agere Systems, Inc., 1 Oak Way, Berkely Heights, NJ 07922; Pacific Gas and Electric, P.O. Box 77000, San Francisco, CA 94177;held of record 5.85%, 8.14%, 6.72%, 7.03% and 5.59%, respectively, of the outstanding shares of the Fund.

Responsibilities of the Board -- Board and Committee Meetings

The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Zurich Scudder Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Advisor and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

Each Independent Trustee receives compensation for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. The Independent Trustee who serves as lead trustee receives additional compensation for his or her service. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustee's educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

The Independent Trustees also serve in the same capacity for other funds managed by the Advisor. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 2000 from the Trust and from all of the Scudder funds as a group.

Name                     Scudder Money Market Trust       All Scudder Funds
----                     --------------------------       -----------------
Henry P. Becton, Jr.*            $18,553.93            $159,093.60   (73 funds)
Dawn-Marie Driscoll*             $20,349.39           $157,162.00    (73 funds)
Edgar R. Fiedler                 $124,437.23          $303,974.51    (74 funds)+
Keith R. Fox*                    $18,553.93           $181,913.60    (72 funds)
Jean Gleason Stromberg*          $19,223.37            $100,371.60   (70 funds)
Jean C. Tempel*                  $19,223.37           $152,487.60    (74 funds)

* Newly-elected Trustee. On July 13, 2000, shareholders of the Fund elected a new Board of Trustees. See the "Trustees and Officers" section for the newly-constituted Board of Trustees.

+ Mr. Fiedler's total compensation includes the $2,003 accrued, but not received, and $174,960.91 received through the deferred compensation program.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Advisor, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

                    FUND ORGANIZATION AND SHAREHOLDER RIGHTS

Scudder Fund, Inc. (the "Corporation") was formed on June 18, 1982 under the laws of the State of Maryland. The Corporation was reorganized as a Massachusetts business trust (the "Trust") established pursuant to a Declaration of Trust dated April 17, 2000. The authorized capital stock of the Trust consists of shares having a par value of $.001 per share. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares of beneficial interest. The Board of Trustees has designated one series, Scudder Money Market Series, (the "Fund"). The Fund has six classes of shares, to be referred to for all purposes as "Managed shares," "Institutional shares"; "Premium Class S," "Premium Class AARP," "Prime Reserve Class AARP" and "Prime Reserve Class S."

Each share of each class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees of the Trust has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund and all additional portfolios (e.g., election of trustees), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund, class or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the class or portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trust's Board of Trustees. In the event of the liquidation or dissolution of the Trust, holders of the shares of the Fund are entitled to receive as a class the assets attributable to the Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Fund, of any general assets not attributable to the Fund that are available for distribution.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

                             ADDITIONAL INFORMATION

Internet Access

World Wide Web Site -- The address of the Scudder Funds' site is http://myScudder.com (for Premium Class S, Prime Reserve Class S and Managed Shares). The address of the Scudder Institutional Funds' site is http://institutionalfunds.scudder.com. The address for the Class AARP of shares is aarp.scudder.com.

These sites offer guidance on global investing and developing strategies to help meet financial goals and provide access to the Scudder investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access (for Premium Class S, Premium Class AARP, Prime Reserve Class S Shares, Prime Reserve Class AARP and Managed Shares) -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

The Advisor's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Other Information

The CUSIP number of the Scudder Premium Class S is 81118P-855.

The CUSIP number of the Premium Class AARP is 81118P-863.

The CUSIP number of the Scudder Institutional Shares is 81118P-871.

The CUSIP number of the Scudder Managed Shares is 81118P-202.

The CUSIP number of the Scudder Prime Reserve Class S is 81118P-707.

The CUSIP number of the Prime Reserve Class AARP is 81118P-848.

The Fund has a fiscal year end of May 31.

On November 13, 1998, the Trust's Board of Trustees approved a change in the Fund's fiscal year end from December 31 to May 31, effective May 31, 1999.

Information enumerated below is provided at the Fund level.

The Fund, on behalf of its Managed Shares, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Managed Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are expenses of the Managed Shares class only. For the fiscal year ended May 31, 2000, the receivable for the Advisor's portion of shareholder servicing paid to certain banks and institutions aggregated $161,692. For the five months ended May 31, 1999, the receivable for the Advisor's portion of shareholder servicing paid to certain banks and institutions aggregated $90,000. For the fiscal year ended December 31, 1998, the receivable for the Advisor's portion of shareholder servicing paid to certain banks and institutions aggregated $234,051. For the period from July 7, 1997 to December 31, 1997, the receivable for the Advisor's portion of shareholder servicing paid to certain banks and institutions aggregated $84,364.

The Fund's Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Trust and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

The financial statements, including the investment portfolio of the Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2001 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

The following is a description of the ratings given by Moody's, S&P and Fitch to corporate and municipal bonds, corporate and municipal commercial paper and municipal notes.

Corporate and Municipal Bonds

Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest degree of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations, neither highly protected nor poorly secured. Moody's applies numerical modifiers 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of the category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the higher rated issues only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible to" adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead a "weakened capacity" to make such payments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Fitch: The four highest ratings of Fitch for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F1+." Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings.

Corporate and Municipal Commercial Paper

Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior ability for repayment of senior short-term obligations."

S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+."

Fitch: The rating "F-1" is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated "F-1."

Municipal Notes

Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins or protection "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for but lacking the strength of the preceding grades.

S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Fitch: The highest ratings for state and municipal short-term obligations are "F-1+," "F-1," and "F-2."